As filed with the Securities and Exchange Commission on March 3, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

26888 Almaden Court, Los Altos, CA 94022
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
26888 Almaden Court, Los Altos CA 94022
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2003

Item 1. Report to Stockholders.

Semi-Annual Report

MASTERS 100 FUND

December 31, 2003

marketocracy funds MASTERS 100 FUND

Sign Up for Our Free Masters 100 Fund Tracker!

Updated monthly, this free report details the Fund's investing trends, including:

•    Movements between sectors
•    Sector weightings versus the S&P 500 Index
•    Sector performance versus the S&P 500 Index

Visit http://funds.marketocracy.com/mof/index.html and sign up today!

Performance & Portfolio Discussion

Dear Shareholders,

We are again very pleased by the performance of the Masters 100 Fund since our last report to you. For the quarter ended December 31, 2003, the Masters 100 Fund returned 12.41%, compared to an increase of 12.17% for the S&P 500 Index and a gain of 13.39% for the Dow Jones Industrial Average. For the year ended December 31, 2003, the Fund returned 42.82%, outperforming by 14.15% the S&P 500 Index, which retuned 28.67% for the period. The Fund's one-year return also outperformed the Dow Jones Industrial Average, which gained 28.26% for the 12 months ended December 31, 2003.

At quarter-end, the Fund held over 1300 equity positions, more than double that of the S&P 500 Index. The Fund's beta1 as of December 31, 2003 was .47, indicating it had less than half the volatility of the S&P 500 Index during the same time period. From inception2 to December 31, 2003, the Masters 100 Fund delivered a higher return, with less risk (as measured by beta) than the S&P 500 Index.

As of December 31, 2003, the Fund held investments in all 10 S&P/Global Industry Classification sectors3. The four largest sector weightings, as a percentage of total net assets, were Information Technology (24.9%), Healthcare (19.8%), Financials (10.2%) and Consumer Discretionary (9.6%). Among the Fund's top holdings as of the quarter ended December 31, 2003 were Silver Standard Resources (1.0% of net assets), Bradley Pharmaceuticals (1.0% of net assets) and William Lyon Homes, Inc. (0.8% of net assets).

The Masters 100 Fund portfolio is based on the holdings of the m100 team4, the 100 best performing model portfolios managed by the individual investors on the website www.marketocracy.com. The m100 team, or Index, is evaluated and rebalanced regularly as shifts in the market take place. We believe the ability to shift the m100 team as their investing styles go out of favor enabled the Fund to find pockets of strength in the market during the last six months and thus outperform both the S&P 500 Index and the Dow Jones Industrial Average. Also noteworthy was the fact that for the period from inception to December 31, 2003, this investment strategy enabled the Fund to deliver a higher return with less risk than the S&P 500 Index.

Sincerely,

Ken Kam
Portfolio Manager

1. A beta of 1 indicates a level of volatility that is equal to the comparison index, in this case the S&P 500 Index. A beta of less than 1 implies less risk than for the comparison index; A beta of greater than 1 implies greater risk than for the comparison index.
2. The Fund's inception date was November 5, 2001.
3. Portfolio holdings subject to change.
4. The m100 team, upon which the Masters 100 Fund's portfolio manager relies in managing the Fund, is comprised of individuals who may be amateur investors, not investment professionals. Their track records are based on the performance of a stimulated stock portfolio on the website http://www.marketocracy.com/ . Members of the m1000 group are neither employees of the Fund or its adviser, Marketocracy Capital Management LLC.
Semi-Annual Report - 1

marketocracy funds MASTERS 100 FUND

Performance Summary

	CUMULATIVE RETURNS			AVG ANNUAL RETURNS

(As of December 31, 2003)	3 MOS	YTD	INCEPT [1]	1 YEAR	INCEPT[1]

Masters 100 Fund	12.41%	42.82%	39.46%	42.82%	16.70%

MARKET INDICES

DJIA [2]	13.39%	28.26%	16.17%	28.26%	7.20%

S&P 500 [3]	12.17%	28.67%	4.66%	28.67%	2.13%

NASDAQ [4]	12.29%	50.77%	12.76%	50.77%	5.73%

1. The Masters 100 Fund’s inception date is November 5, 2001.
2. Dow Jones Industrial Average is a price-weighted average of 30 selected blue-chip stocks.
3. Standard & Poors 500 Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange.
4. NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ (National Market & Small-Cap) stocks.

The above indices are unmanaged and cannot be invested in directly.

Returns assume reinvestment of dividends and distributions. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund can invest in small and medium sized companies, which are often more volatile and less liquid than larger, more established companies and therefore increase the volatility of the Fund’s portfolio. Additionally, The m100 group, upon which the Masters 100 Fund’s portfolio manager relies in managing the Fund, is comprised of individuals who may be amateur investors, not investment professionals. Their track records are based on the performance of a simulated stock portfolio on the website http://www.marketocracy.com/ . Members of the m100 group are neither employees of the Fund or its adviser, Marketocracy Capital Management LLC.

To obtain a prospectus, call us at (888) 884-8482, or visit funds.marketocracy.com to download a prospectus. Please read it carefully before you invest.

Distributor: Rafferty Capital Markets LLC

2-Semi-Annual Report

Fund Holdings by Sector*

* Percent of Total Net Assets (cash net of liabilities in excess of other assets).

Portfolio holdings subject to change

Growth of $10,000

Semi-Annual Report - 3

marketocracy funds FINANCIAL STATEMENTS

MASTERS 100 FUND

Financial Statements as of
December 31, 2003 (Unaudited)

• Portfolio of Investments
• Statement of Assets & Liabilities
• Statement of Operations
• Statements of Changes in Net Assets
• Financial Highlights
• Financial Notes

4-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

Semi-Annual Report - 5

marketocracy funds MASTERS 100 FUND

Portfolio of Investments
December 31, 2003 (Unaudited)

	Shares	Value

COMMON STOCKS - 89.1%		$61,880,258

(Cost $52,644,592)

CONSUMER DISCRECTIONARY - 9.6%		6,680,914

KDE	4KIDS ENTERTAINMENT*	1,200	31,224
ACTT	ACT TELECONFERENCING*	9,300	10,044
ATAC	AFTERMARKET TECH *	1,400	19,208
ALOY	ALLOY*	7,300	38,033
APT	ALPHA PRO TECHNOLOGIES *	21,500	50,095
DIT	AMCON DISTRIBUTING	18,900	74,655
ACAT	ARCTIC CAT	1,000	24,700
ABG	ASBURY AUTOMOTIVE GROUP*	1,600	28,656
AN	AUTONATION*	900	16,533
BFT	BALLY TOTAL FITNESS*	4,050	28,350
BNBN	BARNESANDNOBLE.COM *	9,500	28,025
BSET	BASSETT FURNITURE	1,400	23,100
BNHNA	BENIHANA - CL A*	800	10,280
BCYRA	BIG CITY RADIO*	13,200	17,160
BL	BLAIR	4,650	113,181
BBI	BLOCKBUSTER - CL A	2,500	44,875
BFLY	BLUEFLY*	2,200	8,910
BAMM	BOOKS A MILLION *	4,000	25,840
BSHI	BOSS HOLDINGS*	1,800	9,090
CBA	BRILLIANCE CHINA AUTOMOTIVE -ADR	900	51,030
BKST	BROOKSTONE*	1,900	40,489
BMHC	BUILDING MATERIAL	11,900	184,807
BSH	BUSH INDUSTRIES - CL A*	3,300	13,827
ELY	CALLAWAY GOLF COMPANY	900	15,165
KMX	CARMAX*	600	18,558
CMRG	CASUAL MALE RETAIL GROUP*	800	5,552
CNTY	CENTURY CASINOS *	16,200	53,460
CHTR	CHARTER COMMUNICATIONS - CL*	6,500	26,130
CHKR	CHECKERS DRIVE-IN RESTAURANT*	2,400	24,984
CHS	CHICO’S FAS*	800	29,560
CYD	CHINA YUCHAI INTERNATIONAL*	3,200	97,920
CLE	CLAIRE’S STORES	1,200	22,608
CMKG	COACTIVE MARKETING GROUP*	12,000	38,280
COBR	COBRA ELECTRONICS*	3,460	26,123
CKC	COLLINS & AIKMAN *	10,400	45,032
MCM	CONTROADORA	1,100	21,725
COSI	COSI*	23,102	64,455
DHI	D.R. HORTON	1,100	47,586
DRI	DARDEN RESTAURANTS	400	8,416
DHB	DHB INDUSTRIES*	13,900	97,300

6-Semi-Annual Report

DDS	DILLARD’S	1,300	21,398
DHOM	DOMINION HOMES *	7,150	216,859
DVD	DOVER MOTORSPORTS	15,800	55,300
DSCM	DRUGSTORE.COM*	3,300	18,183
DUCK	DUCKWALL-ALCO STORES*	3,805	59,739
ECMV	E COM VENTURES*	3,450	52,267
EK	EASTMAN KODAK	4,000	102,680
EBAY	EBAY*	700	45,213
EDET	EDIETS.COM - CL A*	26,500	163,240
ELT	ELSCINT *	2,700	12,555
ENC	ENESCO GROUP*	3,300	34,056
EMAK	EQUITY MARKETING*	2,185	30,809
ESCA	ESCALADE*	790	26,852
FTUS	FACTORY 2-U STORES*	6,400	8,774
FLE	FLEETWOOD ENTERPRISES*	800	8,208
FMXI	FOAMEX INTERNATIONAL*	3,900	19,500
F	FORD MOTOR	2,300	36,800
FORD	FORWARD INDUSTRIES*	20,340	48,816
FRM	FRIEDMAN’S - CL A	3,800	25,498
GADZ	GADZOOKS*	22,900	35,495
GPS	GAP	700	16,247
GBTVK	GRANITE BRODCASTING *	6,200	10,230
RC	GRUPO RADIO CENTRO - ADR	2,000	13,960
GTRC	GUITAR CENTER*	500	16,290
HGGR	HAGGAR	1,300	25,363
HAMP	HAMPSHIRE GROUP *	600	18,822
HVT	HAVERTY FURNITURE	800	15,888
HELE	HELEN OF TROY*	1,100	25,465
HMC	HONDA MOTOR - ADR	800	18,000
HOV	HOVANIAN ENTERPRISES- CL A*	1,300	113,178
IREP	INTEREP NATIONAL RADIO SALES*	8,300	11,288
INMT	INTERMET	4,700	25,521
IPG	INTERPUBLIC GROUP OF COMPANIES*	8,300	129,480
JAKK	JAKKS PACIFIC*	500	6,580
JLMC	JLM COUTURE*	3,400	17,340
JOSB	JOS A BANK CLOTHIERS *	600	20,814
KBH	KB HOME	1,350	97,902
L	LIBERTY MEDIA*	4,300	51,127
LTD	LIMITED BRANDS	810	14,604
LGF	LIONS GATE ENTERTAINMENT *	3,800	17,024
JADE	LJ INTERNATIONAL*	9,000	31,770
MHO	M/I SCHOTTENSTEIN HOMES	3,300	128,865
MECA	MAGNA ENTERTAINMENT*	2,700	13,689
MVL	MARVEL ENTERPRISES*	1,900	55,309
MEAD	MEADE INSTRUMENTS *	3,800	13,110

Semi-Annual Report - 7

marketocracy funds MASTERS 100 FUND

MBAY	MEDIA BAY *	15,700	17,270
MTH	MERITAGE *	4,000	265,240
NTZ	NATUZZI SPA	1,200	12,096
NLS	NAUTILUS GROUP	700	9,835
NFLX	NETFLIX *	1,000	54,690
NYT	NEW YORK TIMES - CL A	600	28,674
NXTI	NEXT*	35,700	46,410
OCQ	ONEIDA*	4,500	26,505
SPOT	PANAMSAT *	600	12,936
MALL	PC MALL *	3,100	50,065
PAE	PEACE ARCH ENTERTAINMENT*	40,600	30,450
PERY	PERRY ELLIS INTERNATIONAL*	600	15,468
PETS	PETMED EXPRESS *	2,800	20,160
PETM	PETSMART	1,100	26,180
PMRY	POMEROY IT SOLUTIONS*	1,500	22,110
PCLN	PRICELINE.COM *	1,500	26,850
PRVT	PRIVATE MEDIA GROUP*	5,100	11,118
PQE	PROQUEST COMPANY*	500	14,725
PHM	PULTE HOMES	500	46,810
QFAB	QUAKER FABRIC	2,500	23,750
RADA	RADICA GAMES*	2,370	17,531
RCNC	RCN CORPORATION*	22,800	18,240
RGC	REGAL ENTERTAINMENT GROUP	200	4,104
RSTO	RESTORATION HARDWARE *	2,800	13,300
RICK	RICKS CABARET *	6,500	10,855
RCKY	ROCKY SHOES & BOOTS*	2,800	62,692
RI	RUBY TUESDAY	1,000	28,490
RUSHA	RUSH ENTERPRISES - CL A*	250	2,448
RYL	RYLAND GROUP	1,100	97,504
SKS	SAKS*	2,200	33,088
SFP	SALTON *	2,000	26,100
SCSS	SELECT COMFORT CORPORATION*	700	17,332
SIRI	SIRIUS SATELLITE RADIO*	45,300	143,148
PKS	SIX FLAGS *	4,000	30,080
SKX	SKECHERS USA - CL A*	13,200	107,580
SORC	SOURCE INTERLINK *	4,400	46,728
SBSA	SPANISH BROADCASTING SYSTEMS*	1,300	13,650
SGRP	SPAR GROUP *	700	2,240
TSA	SPORTS AUTHORITY*	600	23,040
SGDE	SPORTSMAN’S GUIDE*	1,500	25,724
STMP	STAMPS.COM*	700	4,340
SMP	STANDARD MOTOR PRODUCTS	2,300	27,945
SHOO	STEVEN MADDEN *	700	14,280
SRI	STONERIDGE*	700	10,535
SUP	SUPERIOR INDUSTRIES	1,200	52,224
TOUS	TECHNICAL OLYMPIC USA*	5,467	150,507
BBA	THE BOMBAY COMPANY*	3,600	29,304
TGLO	THEGLOBE.COM*	40,900	54,192

8-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

TIVO	TIVO *	4,400	32,560
TOL	TOLL BROTHERS *	1,350	53,676
TWR	TOWER AUTOMOTIVE*	5,200	35,516
TOY	TOYS “R” US*	5,300	66,992
TSCO	TRACTOR SUPPLY COMPANY*	900	35,001
TWMC	TRANS WORLD ENTERTAINMENT *	3,400	24,208
TRNT	TRANSNET*	11,200	17,696
TSIC	TROPICAL SPORTSWEAR*	4,200	9,156
TUES	TUESDAY MORNING*	900	27,225
UFI	UNIFI*	4,400	28,380
UCOMA	UNITEDGLOBALCOM -CL A*	3,000	25,440
VSTY	VARSITY GROUP*	10,700	46,010
VC	VISTEON	1,900	19,779
WTSLA	WET SEAL - CL A*	2,100	20,769
WLS	WILLIAM LYON HOMES*	8,900	558,653
WLSN	WILSONS THE LEATHER EXPERTS*	3,000	10,470
SZ	WORLDWIDE RESTAURANT CONCEPT*	24,000	67,200
WPPGY	WPP GROUP - ADR	400	19,660
XMSR	XM SATELLITE RADIO - CL A*	6,700	176,612
UBET	YOUBET.COM*	34,700	87,097
ZNDT	ZINDART LIMITED - ADR*	3,700	25,197

CONSUMER STAPLES - 2.7%	1,864,607

MO	ALTRIA GROUP	700	38,094
AMWS	AMERICAN WATER STAR*	12,800	15,488
ADM	ARCHER-DANIELS-MIDLAND	1,500	22,830
BJ	BJ’S WHOLESALE CLUB*	20,900	479,864
BG	BUNGE LIMITED	800	26,336
CALM	CAL-MAINE FOODS	3,600	132,156
CAW	CCA INDUSTRIES	4,000	33,400
CHMD	CHRONIMED*	2,540	21,539
ABV	COMPANHIA DE BEBIDAS - ADR	1,500	38,265
DF	DEAN FOODS*	500	16,435
DLM	DEL MONTE FOODS *	601	6,250
FDP	FRESH DEL MONTE PRODUCE	1,100	26,213
GXY	GALAXY NUTRITIONAL FOODS*	2,900	7,279
GAP	GREAT ATLANTIC & PACIFIC*	2,900	24,360
IBA	INDUSTRIAS BACHOCO - ADR	11,100	114,330
INB	INTEGRATED BIOPHARMA*	6,800	83,300
KFT	KRAFT FOODS - CL A	8,400	270,648
KR	KROGER *	800	14,808
MFW	M & F WORLDWIDE *	1,300	17,368
MTEX	MANNATECH*	2,400	26,064
PSTA	MONTEREY PASTA COMPANY*	1,700	6,341
NAII	NATURAL ALTERNATIVES *	3,500	22,435
NHLC	NATURAL HEALTH TRENDS *	1,000	10,500
PTRY	PANTRY*	1,100	24,970
PARL	PARLUX FRAGRANCES*	4,100	21,115

Semi-Annual Report - 9

marketocracy funds MASTERS 100 FUND

PYX	PLAYTEX PRODUCTS*	1,700	13,141
RAD	RITE AID *	5,200	31,408
SWY	SAFEWAY *	5,600	122,696
SVIN	SCHEID VINEYARDS - CL A*	4,800	24,667
SHD	SHERWOOD BRANDS - CL A*	2,200	9,350
SMF	SMART & FINAL *	1,700	17,136
STW	STANDARD COMMERCIAL	700	14,049
UG	UNITED GUARDIAN	5,600	44,240
USNA	USANA HEALTH SCIENCES*	1,200	36,720
VLGEA	VILLAGE SUPER MARKET	360	11,074
WAG	WALGREEN	600	21,828
WIN	WINN-DIXIE STORES	1,800	17,910

ENERGY - 4.8%	3,301,942

ABP	ABRAXAS PETROLEUM *	129,600	159,408
AE	ADAMS RESOURCES & ENERGY	1,100	14,960
AHC	AMERADA HESS	1,600	85,072
COG	CABOT OIL & GAS	1,900	55,765
CDIS	CAL DIVE INTERNATIONAL*	500	12,055
CNQ	CANADIAN NATURAL RESOURCES	900	45,396
SNG	CANADIAN SUPERIOR ENERGY*	11,000	27,720
CRZO	CARRIZO OIL & GAS *	4,200	30,244
CECX	CASTLE ENERGY	900	6,705
CHK	CHESAPEAKE ENERGY	2,000	27,160
CRK	COMSTOCK RESOURCES *	2,500	48,250
NGAS	DAUGHERTY RESOURCES *	1,400	7,308
DPTR	DELTA PETROLEUM *	1,700	10,319
DNR	DENBURY RESOURCES *	2,700	37,557
DVN	DEVON ENERGY	600	34,356
DYOLF	DYNAMIC OIL & GAS*	3,700	17,945
EPEX	EDGE PETROLEUM *	800	8,096
TXCO	EXPLORATION COMPANY OF DELAWARE*	6,500	39,650
XOM	EXXON MOBIL	800	32,800
FRO	FRONTLINE	600	15,282
GMR	GENERAL MARITIME *	1,100	19,360
GI	GIANT INDUSTRIES *	4,200	50,316
GW	GREY WOLF*	4,600	17,204
HEC	HARKEN ENERGY *	49,600	58,032
HNR	HARVEST NATURAL RESOURCES*	5,300	52,735
HOFF	HORIZON OFFSHORE *	11,100	48,840
IFNY	INFINITY*	10,500	41,370
IO	INPUT/OUTPUT*	2,300	10,373
IVAN	IVANHOE ENERGY *	29,500	110,330
KCS	KCS ENERGY*	1,200	12,660
VLCCF	KNIGHTSBRIDGE TANKERS	1,900	23,845
MHR	MAGNUM HUNTER RESOURCES*	2,600	24,726
MCX	MC SHIPPING*	6,000	11,760
TMR	MERIDIAN RESOURCE*	5,600	33,264

10-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

MSSN	MISSION RESOURCES *	24,200	54,692
NEGI	NATIONAL ENERGY GROUP *	3,700	9,620
NAT	NORDIC AMERICAN TANKER SHIPPING	4,200	63,210
NCEB	NORTH COAST ENERGY *	1,766	18,880
NEV	NUEVO ENERGY*	1,000	24,170
OMM	OMI *	3,900	34,827
OMNI	OMNI ENERGY SERVICES *	10,650	68,693
PHX	PANHANDLE ROYALTY - CL A	600	19,038
PLLL	PARALLEL PETROLEUM*	2,700	11,745
PKD	PARKER DRILLING *	11,600	29,580
PBT	PERMIAN BASIN ROYALTY TRUST	3,100	25,606
PZE	PETROBRAS ENERGIA - ADR*	5,700	62,643
PCZ	PETRO-CANADA	1,700	83,844
PTR	PETROCHINA - ADR	600	34,230
PTF	PETROFUND ENERGY TRUST	1,200	17,352
PKZ	PETROKAZAKHSTAN - CL A*	9,200	207,092
PBR	PETROLEO BRASILEIRO - ADR	3,400	99,416
PETD	PETROLEUM DEVELOPMENT *	2,300	54,510
PQUE	PETROQUEST ENERGY *	3,700	11,544
PDC	PIONEER DRILLING*	3,200	15,520
PPP	POGO PRODUCING	1,200	57,960
PVX	PROVIDENT ENERGY TRUST	3,600	31,860
PYR	PYR ENERGY *	48,200	46,754
RTK	RENTECH*	14,000	15,960
STO	STATOIL - ADR	2,300	25,990
SU	SUNCOR ENERGY	800	20,048
SFY	SWIFT ENERGY *	2,100	35,385
SYNM	SYNTROLEUM *	12,700	54,864
TNT	TATNEFT - ADR	3,800	86,640
TSO	TESORO PETROLEUM*	6,200	90,334
TPE	TETON PETROLEUM *	3,800	18,924
TRU	TORCH ENERGY ROYALTY TRUST	700	4,032
TORC	TORCH OFFSHORE*	2,700	14,232
TRGL	TOREADOR RESOURCES*	2,088	9,709
TGA	TRANSGLOBE ENERGY*	88,200	214,326
TMAR	TRICO MARINE SERVICES*	29,800	53,342
TNP	TSAKOS ENERGY NAVIGATION	1,900	35,055
UPL	ULTRA PETROLEUM *	2,000	49,240
UGP	ULTRAPAR PARTICPAC - ADR	2,900	36,946
VLO	VALERO ENERGY	600	27,804
VTS	VERITAS*	6,200	64,976
VPI	VINTAGE PETROLEUM	9,200	110,676
XTO	XTO ENERGY	700	19,810

FINANCIALS - 10.2%	7,115,089

TCHC	21ST CENTURY	3,800	85,310
AACE	ACE CASH EXPRESS *	1,500	31,887
ACRTQ	ACTRADE FINANCIAL TECHNOLOGIES*	53,600	68,340

Semi-Annual Report - 11

marketocracy funds MASTERS 100 FUND

AZ	ALLIANZ - ADR	1,700	21,624
ALD	ALLIED CAPITAL	600	16,728
AFC	ALLMERICA FINANCIAL*	700	21,539
ACAS	AMERICAN CAPITAL STRATEGIES	800	23,784
AHH	AMERICAN HOME MORTGAGE	5,285	118,965
AMC	AMERICAN MORTGAGE	800	13,040
ACF	AMERICREDIT *	7,000	111,510
XLE	AMEX ENERGY SELECT	1,300	35,815
NLY	ANNALY MORTGAGE MANAGEMENT	2,100	38,640
ANH	ANWORTH MORTGAGE ASSET	2,050	28,557
ACGL	ARCH CAPITAL GROUP*	800	31,888
AAME	ATLANTIC AMERICAN*	28,650	85,950
BFR	BANCO FRANCES - ADR*	4,400	39,820
OZRK	BANK OF THE OZARKS	500	11,255
BBX	BANKATLANTIC BANCORP	700	13,300
BVC	BAY VIEW CAPITAL *	1,500	3,210
BED	BEDFORD PROPERTY INVESTORS	500	14,315
BRBI	BLUE RIVER BANCSHARES*	300	1,875
BNCC	BNC*	700	12,726
BZF	BRAZIL FUND	1,900	45,505
BZL	BRAZILIAN EQUITY FUND	4,400	31,196
BRT	BRT REALTY TRUST	800	23,080
CALC	CALIFORNIA COASTAL COMMUNITIES *	900	9,810
CAA	CAPITAL ALLIANCE INCOME TRUST	3,200	59,200
CBKN	CAPITAL BANK	1,200	18,540
CAPX	CAPITAL CROSSING BANK*	1,599	75,698
CASB	CASCADE FINANCIAL	875	16,957
PWN	CASH AMERICA	2,900	61,422
CEF	CENTRAL FUND CANADA - CL A	17,050	89,512
CFF	CENTRUE FINANCIAL	1,400	39,550
CERG	CERES GROUP*	37,400	218,416
SCH	CHARLES SCHWAB	3,900	46,176
CHN	CHINA FUND	2,100	85,617
C	CITIGROUP	1,500	72,810
SSB	CITIGROUP GLOBAL MARKETS*	1,000	8,440
CKFB	CKF BANCORP	100	1,651
CLAS	CLASSIC BANCSHARES	1,640	54,530
CNA	CNA FINANCIAL*	1,000	24,100
CBBO	COLUMBIA BANCORP	800	13,800
CCBI	COMMERCIAL CAPITAL BANCORP*	1,550	33,186
CYL	COMMUNITY CAPITAL	2,350	46,530
CPSS	CONSUMER PORTFOLIO SERVICES*	3,400	12,648
CSLI	COTTON STATES LIFE INSURANCE	800	15,776
CFGI	CROWN FINANCIAL GROUP*	1,000	1,820
DEAR	DEARBORN BANCORP*	4,207	83,677
DRL	DORAL FINANCIAL	1,050	33,894
DMF	DREYFUS MUNICIPAL INCOME	1,000	9,890
LEO	DREYFUS STRATEGIC MUNICIPALS	1,200	11,808

12-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

ET	E*TRADE FINANCIAL*	1,200	15,180
EELN	E-LOAN*	11,200	33,376
ECPG	ENCORE CAPITAL GROUP*	1,500	22,275
EQTX	EQUITEX *	44,200	70,278
EQY	EQUITY ONE	500	8,440
RE	EVEREST RE GROUP	800	67,680
EVRT	EVERTRUST FINANCIAL GROUP	5,013	159,614
FFH	FAIRFAX FINANCIAL	600	104,706
FAF	FIRST AMERICAN CORPORATION	1,800	53,586
FCFS	FIRST CASH FINANCIAL SERVICES*	1,350	34,615
FFSX	FIRST FED BANKSHARES	4,599	113,595
FPIC	FPIC INSURANCE GROUP*	4,400	110,396
FBR	FRIEDMAN BILLINGS RAMSEY	1,862	42,975
GTY	GETTY REALTY	500	13,075
PEDE	GREAT PEE DEE BANCORP	3,300	58,080
GBBK	GREATER BAY BANCORP	2,000	56,960
HAFC	HANMI FINANCIAL	700	13,839
TINY	HARRIS & HARRIS GROUP*	7,600	87,628
HBAN	HUNTINGTON BANCSHARES	700	15,750
IBN	ICICI BANK - ADR	1,600	27,488
ILX	ILX RESORTS	1,700	12,019
ING	ING GROEP - ADR	300	7,023
IIH	INTERNET INFRASTRUCTURE	700	2,646
EWZ	ISHARES MSCI BRAZIL INDEX FUND	2,500	42,500
EWH	ISHARES MSCI HONG KONG INDEX	600	6,000
EWJ	ISHARES MSCI JAPAN	2,800	26,992
KFS	KINGSWAY FINANCIAL SERVICES*	3,200	36,288
LTR	LOEWS	500	24,725
MAXF	MAXCOR FINANCIAL GROUP	900	11,645
MCGC	MCG CAPITAL CORPORATION	900	17,550
MXT	METRIS COMPANIES*	8,650	38,406
NFP	NATIONAL FINANCIAL PARTNERS	1,000	27,550
NHP	NATIONWIDE HEALTH PROPERTIES	700	13,685
GF	NEW GERMANY FUND	2,200	15,730
NFI	NOVASTAR FINANCIAL	2,100	90,216
ORH	ODYSSEY RE HOLDINGS	500	11,275
ONYX	ONYX ACCEPTANCE *	12,398	146,160
PNG	PENN-AMERICA GROUP	2,800	37,156
PNX	PHOENIX COMPANIES	2,000	24,080
PMACA	PMA CAPITAL	7,700	39,424
PCC	PMC COMMERCIAL TRUST	600	9,138
PFBI	PREMIER FINANCIAL BANCORP*	1,500	12,735
PRA	PROASSURANCE*	1,600	51,440
PVN	PROVIDIAN FINANCIAL*	900	10,476
PSBI	PSB BANCORP*	3,900	41,340
PVFC	PVF CAPITAL	700	11,269
RAS	RAIT INVESTMENT TRUST	1,100	28,160
RGA	REINSURANCE GROUP OF AMERICA	500	19,325

Semi-Annual Report - 13

marketocracy funds MASTERS 100 FUND

RNR	RENAISSANCE HOLDINGS	800	39,240
IRN	REWARDS NETWORK*	5,700	60,762
RSA	ROYAL & SUN ALLIANCE	6,700	53,935
RTWI	RTW*	1,608	10,356
SCO	SCOR - ADR*	25,200	43,848
SNFCA	SECUTITY NATIONAL FINANCIAL - CL A*	3,988.95	29,718
SIGI	SELECTIVE INSURANCE GROUP	1,200	38,832
SPY	SPDR TRUST SERIES 1	19,100	2,125,448
SMAN	STANDARD MANAGEMENT*	32,113	108,221
STSA	STERLING FINANCIAL*	4,741	162,284
STC	STEWART INFORMATION SERVICES	900	36,495
TEI	TEMPLETON EMERGING MARKETS	1,900	25,536
TRZ	TRIZEC PROPERTIES	15	231
TAP/A	TRAVELERS PROPERTY CASUALTY	2,100	35,238
UBB	UNIBANCO SPONS GDR	500	12,475
UCFC	UNITED COMMUNITY FINANCIAL	4,900	55,909
UNM	UNUMPROVIDENT	3,100	48,887
USB	US BANCORP	800	23,824
VVR	VAN KAMPEN SENIOR INCOME TRUST	900	7,767
VTA	VESTA INSURANCE GROUP	8,600	33,110
WBCO	WASHINGTON BANKING	400	6,508
WSB	WASHINGTON SAVINGS BANK	1,200	11,100
WEFC	WELLS FINANCIAL	1,600	48,000
WRLD	WORLD ACCEPTANCE*	4,900	97,559

HEALTH CARE - 19.8%	13,767,841

AAII	AAIPHARMA*	875	21,980
ABAX	ABAXIS*	1,900	34,428
ABGX	ABGENIX *	4,500	56,070
AKC	ACCESS PHARMACEUTICALS*	11,800	61,832
ACDO	ACCREDO HEALTH*	1,613	50,987
AELA	AETERNA LABORATORIES*	5,200	17,576
AIRM	AIR METHODS *	3,700	33,226
AMRI	ALBANY MOLECULAR RESEARCH*	3,010	45,210
ALXN	ALEXION PHARMACEUTICALS*	1,400	23,828
ALGN	ALIGN TECHNOLOGY*	1,500	24,780
ALKS	ALKERMES *	2,900	39,150
AIQ	ALLIANCE IMAGING*	6,100	22,570
AHPI	ALLIED HEALTHCARE PRODUCTS*	3,800	14,630
ALO	ALPHARMA - CL A	1,100	22,110
ALT	ALTEON *	12,100	18,997
AMRN	AMARIN *	15,993	24,629
AMED	AMEDISYS*	5,630	84,450
AMHC	AMERICAN HEALTHWAYS *	900	21,483
AOBO	AMERICAN ORIENTAL BIOENGINE*	26,000	94,900
AMGN	AMGEN*	600	37,080
ANIK	ANIKA THERAPEUTICS*	4,800	46,752
AGEN	ANTIGENICS *	1,100	12,452

14-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

APPA	AP PHARMA *	4,200	10,290
ARNA	ARENA PHARMACEUTICALS *	11,500	71,300
ARIA	ARIAD PHARMACEUTICALS *	4,100	30,545
ARQL	ARQULE*	6,500	31,720
ARRY	ARRAY BIOPHARMA*	3,900	22,191
HRT	ARRHYTHMIA RESEARCH	1,000	31,430
ATRI	ATRION CORPORATION	850	37,613
ATRX	ATRIX LABS *	1,100	26,444
ATSI	ATS MEDICAL*	26,100	105,705
AVN	AVANIR PHARMACEUTICALS*	10,400	15,184
AVAN	AVANT IMMUNOTHERAPEUTICS *	11,845	32,455
AXYX	AXONYX*	101,450	494,061
BRL	BARR LABORATORIES*	500	38,475
BAX	BAXTER INTERNATIONAL	1,200	36,624
BNT	BENTLEY PHARMACEUTICALS*	1,100	14,630
BEV	BEVERLY ENTERPRISES*	11,870	101,963
BRLI	BIO REFERENCE LABS *	2,000	26,200
BCRX	BIOCRYST PHARMACEUTICALS *	39,600	270,072
BIV	BIOENVISION*	3,900	16,341
BLTI	BIOLASE TECHNOLOGY *	5,500	91,300
BIOM	BIOMIRA *	22,500	33,300
BPA	BIOSANTE PHARMACEUTICALS*	10,900	45,126
BSTCC	BIOSPECIFICS TECHNOLOGIES*	5,800	8,538
BSMD	BIOSPHERE MEDICAL*	8,100	32,319
BSYI	BIOSYNTECH *	5,300	5,141
BVF	BIOVAIL *	1,300	27,937
BLSI	BOSTON LIFE SCIENCES*	11,400	14,136
BDY	BRADLEY PHARMACEUTICALS *	26,160	665,249
BMY	BRISTOL-MEYERS SQUIBB	1,700	48,620
BRKR	BRUKER BIOSCIENCES *	4,874	22,177
KDUS	CADUS *	9,400	14,006
CYPT	CALYPTE BIOMEDICAL *	2,200	1,023
CATG	CAMBRIDGE ANTIBODY *	1,900	16,226
CLZR	CANDELA *	7,400	134,532
CMN	CANTEL MEDICAL *	800	12,952
CSU	CAPITAL SENIOR LIVING*	3,300	19,404
CPD	CARACO PHARM LABS *	2,900	21,692
CGCP	CARDIOGENESIS *	3,700	3,034
CTE	CARDIOTECH INTERNATIONAL*	900	4,860
CMX	CAREMARK RX *	4,100	103,853
CAMY	CAS MEDICAL SYSTEMS*	12,400	17,360
CELG	CELGENE *	700	31,514
CEGE	CELL GENESYS*	1,800	23,292
CLGY	CELLEGY PHARMACEUTICALS *	8,342	25,944
CLN	CELSION *	25,800	33,798
CPHD	CEPHEID*	4,240	40,619
CERN	CERNER*	2,400	90,840
CERS	CERUS *	9,450	42,903

Semi-Annual Report - 15

marketocracy funds MASTERS 100 FUND

CTU	CHAD THERAPEUTICS*	10,100	24,139
CTEC	CHOLESTECH*	1,589	12,124
CI	CIGNA	2,000	115,000
CIPH	CIPHERGEN BIOSYSTEMS*	5,600	62,944
CLSR	CLOSURE MEDICAL *	2,000	67,860
CGPI	COLLAGENEX PHARMACEUTICALS*	8,100	90,801
COB	COLUMBIA LABORATORIES*	4,400	27,720
CBTE	COMMONWEALTH BIOTECHNOLOGIES*	18,759	60,216
CMPX	COMPEX TECHNOLOGIES *	19,640	164,190
CNU	CONTINUCARE *	26,100	36,279
COO	COOPER	900	42,417
CRXA	CORIXA *	900	5,436
COR	CORTEX PHARMACEUTICALS*	2,200	5,720
CVGR	COVALENT GROUP*	4,810	12,270
CVD	COVANCE*	1,130	30,284
CBST	CUBIST PHARMACEUTICALS*	3,100	37,696
CRIS	CURIS *	19,200	86,400
CVTX	CV THERAPEUTICS *	2,200	32,252
CYPB	CYPRESS BIOSCIENCE*	3,030	45,905
CYTC	CYTYC CORPORATION*	2,300	31,648
DVA	DAVITA*	850	33,150
DCGN	DECODE GENETICS *	3,300	27,027
DSCI	DERMA SCIENCES*	5,300	6,307
DCAI	DIALYSIS *	4,800	32,160
DSCO	DISCOVERY LABORATORIES*	13,600	142,664
DVSA	DIVERSA *	4,100	37,925
DJO	DJ ORTHOPEDICS*	2,300	61,640
RDY	DOCTOR REDDY’S LAB - ADR	800	25,320
DOVP	DOV PHARMACEUTICAL*	7,398	99,651
DRAX	DRAXIS HEALTH*	12,670	42,584
DRRX	DURECT*	8,300	21,414
DYNT	DYNATRONICS*	12,800	22,784
ECLP	ECLIPSYS*	3,000	34,920
ELN	ELAN*	8,600	59,254
ELI	ELITE PHARMACEUTICALS*	2,600	7,800
ESC	EMERITUS*	6,800	56,780
ENDP	ENDO PHARMACEUTICALS*	2,100	40,446
ECSI	ENDOCARDIAL SOLUTIONS*	3,700	26,640
ELGX	ENDOLOGIX *	8,600	34,142
ENMD	ENTREMED*	14,000	46,760
EPMD	EP MEDSYSTEMS*	6,600	20,064
EPMN	EPIMMUNE*	29,300	53,619
EPIX	EPIX MEDICAL*	5,500	89,540
EBIO	EPOCH BIOSCIENCES*	10,000	22,700
ERES	ERESEARCH TECHNOLOGY*	900	22,878
EXAC	EXACTECH *	900	13,275
EXEL	EXELIXIS*	1,600	11,328
ESRX	EXPRESS SCRIPTS*	1,550	102,966

16-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

FHRX	FIRST HORIZON PHARMACEUTICAL*	7,600	85,120
FLML	FLAMEL TECHNOLOGIES *	2,500	66,975
FONR	FONAR *	22,927	26,366
GENR	GENAERA *	6,200	20,274
GLGC	GENE LOGIC*	3,900	20,241
GNLB	GENELABS TECHNOLOGIES*	13,700	38,360
GTOP	GENITOPE *	3,700	33,966
GENE	GENOME THERAPEUTICS*	18,800	58,844
GNVC	GENVEC*	1,500	4,950
GERN	GERON *	1,130	11,266
GTCB	GTC BIOTHERAPEUTICS*	910	2,903
GDT	GUIDANT	800	48,160
GLFD	GUILFORD PHARMACEUTICALS*	9,400	63,732
HTRN	HEALTH TRONICS*	3,200	20,000
HAXS	HEALTHAXIS*	4,545	13,635
HLSH	HEALTHSOUTH*	54,900	251,991
HSTM	HEALTHSTREAM*	8,100	21,060
EAR	HEARUSA*	35,900	80,775
HXBM	HELIX BIOMEDIX *	5,700	10,830
HSIC	HENRY SCHEIN*	1,130	76,365
HSKA	HESKA *	29,700	68,280
HITK	HI-TECH PHARMACEUTICAL*	1,550	36,425
HOLX	HOLOGIC*	1,200	20,796
HORC	HORIZON HEALTH *	1,410	30,527
HMP	HORIZON MEDICAL PRODUCTS*	26,100	37,845
HGSI	HUMAN GENOME SCIENCES*	1,500	19,875
HUM	HUMANA*	4,520	103,282
HBY	HYBRIDON *	35,500	40,470
ICLR	ICON PLC - ADR*	6,640	289,504
ICOS	ICOS *	800	33,024
ICUI	ICU MEDICAL*	500	17,140
ILMN	ILLUMINA *	4,000	28,200
IMCL	IMCLONE SYSTEMS*	1,200	47,592
ICCC	IMMUCELL *	1,300	5,030
BLUD	IMMUCOR *	3,150	64,229
IMNR	IMMUNE RESPONSE*	8,800	13,288
IMMU	IMMUNOMEDICS *	9,700	44,232
IMX	IMPLANT SCIENCES *	2,200	20,526
IDEV	INDEVUS PHARMACEUTICALS *	14,900	87,761
INSM	INSMED*	3,400	10,098
INMD	INTEGRAMED AMERICA*	3,670	22,937
INGN	INTROGEN THERAPEUTICS*	1,300	10,998
JNJ	JOHNSON & JOHNSON	2,000	103,320
KNSY	KENSEY NASH *	600	13,950
KIND	KINDRED HEALTHCARE*	1,410	73,292
KG	KING PHARMACEUTICALS*	900	13,734
KOSP	KOS PHARMACEUTICALS *	900	38,736
KOSN	KOSAN BIOSCIENCES*	2,200	21,692

Semi-Annual Report - 17

marketocracy funds MASTERS 100 FUND

LJPC	LA JOLLA PHARMACEUTICAL*	17,250	74,002
LAKE	LAKELAND INDUSTRIES*	1	18
LCI	LANNETT *	875	14,709
LRKT	LARK TECHNOLOGIES *	2,500	12,000
LCAV	LCA-VISION*	1,000	21,170
LEXG	LEXICON GENETICS*	6,800	40,052
LIPD	LIPID SCIENCES *	9,400	33,567
LUMEE	LUMENIS *	10,300	13,905
LYNX	LYNX THERAPEUTICS*	7,571	48,227
MCHM	MACROCHEM *	8,100	6,804
MATR	MATRIA HEALTHCARE*	810	17,115
MTXX	MATRIXX INITIATIVES*	1,900	33,704
MAXY	MAXYGEN *	700	7,441
MEDM	MEDAMICUS*	3,110	40,897
MEDC	MED-DESIGN *	1,500	6,750
MDCI	MEDICAL ACTION *	2,660	49,769
MRN	MEDICAL STAFFING NETWORK *	2,300	25,185
MRY	MEMRY *	17,300	30,275
MNT	MENTOR	630	15,158
MRK	MERCK	1,400	64,680
VIVO	MERIDIAN BIOSCIENCE	1,100	11,473
MOGN	MGI PHARMA*	1,000	41,150
MTIX	MICRO THERAPEUTICS*	15,956	51,538
MTMD	MICROTEK MEDICAL HOLDINGS*	2,200	11,000
MS	MILESTONE SCIENTIFIC *	9,100	9,373
MLNM	MILLENNIUM PHARMACEUTICALS*	3,000	56,010
MIMS	MIM *	3,960	27,839
MYL	MYLAN LABORATORIES	990	25,007
MYGN	MYRIAD GENETICS*	1,000	12,860
NABI	NABI BIOPHARMACEUTICALS*	5,400	68,634
NPRO	NAPRO BIOTHERAPEUTICS *	10,600	20,882
NSTK	NASTECH PHARMACEUTICAL *	500	4,800
NHHC	NATIONAL HOME HEALTH CARE*	1,700	16,150
NKTR	NEKTAR THERAPEUTICS*	2,000	27,220
NERX	NEORX *	7,700	32,032
NRGN	NEUROGEN*	6,922	58,221
NEPF	NORTHEAST PENNSYLVANIA	1,800	34,560
NVDL	NOVADEL PHARMA*	5,500	8,195
NVAX	NOVAVAX*	3,200	19,200
NOVN	NOVEN PHARMACEUTICALS*	2,500	38,025
NXXI	NUTRITION 21 *	17,700	14,160
NUVO	NUVELO*	51,600	179,052
OCLR	OCULAR SCIENCES *	850	24,403
ODSY	ODYSSEY HEALTHCARE *	1,130	33,064
OCR	OMNICARE	1,330	53,719
OMCL	OMNICELL*	1,800	29,160
ORCH	ORCHID BIOSCIENCES*	24,900	46,065
ORTN	ORTEC INTERNATIONAL *	9,600	22,560

18-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

OCA	ORTHODONTIC CENTERS OF AMERICA*	41,000	330,050
OFIX	ORTHOFIX INTERNATIONAL *	600	29,388
OLGC	ORTHOLOGIC *	4,520	27,708
OXGN	OXIGENE*	3,100	25,048
PTIE	PAIN THERAPEUTICS*	14,600	101,470
PMTI	PALOMAR MEDICAL TECHNOLOGIES*	12,125	127,555
PSAI	PEDIATRIC SERVICES OF AMERICA*	10,200	98,328
PRGO	PERRIGO	570	8,960
PFE	PFIZER	3,300	116,589
PRX	PHAMACEUTICAL RESOURCES*	850	55,378
PPDI	PHARMACEUTICAL PRODUCT DEVELOPMENT*	900	24,273
PHAR	PHARMANETICS *	43,810	81,049
PARS	PHARMOS *	9,700	33,950
PHMD	PHOTOMEDEX *	12,100	30,008
PLC	PLC SYSTEMS *	18,100	20,996
POLXF	POLYDEX PHARMACEUTICALS*	9,650	62,725
PLMD	POLYMEDICA	1,400	36,834
PRCS	PRAECIS PHARMACEUTICALS *	6,100	39,284
PCIS	PRECIS *	9,500	36,860
PMSI	PRIME MEDICAL SERVICES*	9,890	46,384
PDLI	PROTEIN DESIGN LABS*	2,800	50,120
PILL	PROXYMED *	2,800	48,972
PSSI	PSS WORLD MEDICAL*	7,200	86,904
PURW	PURE WORLD*	19,302	48,467
QUIN	QUINTON CARDIOLOGY SYSTEMS*	2,400	19,320
RGX	RADIOLOGIX*	12,030	40,782
RTIX	REGENERATION TECHNOLOGIES*	1,600	17,536
RHB	REHABACARE GROUP*	5,300	112,678
RGEN	REPLIGEN *	23,100	100,947
RMD	RESMED*	1,410	58,571
RIGL	RIGEL PHARMACEUTICALS *	1,600	30,560
ROCM	ROCHESTER MEDICAL *	1,200	11,244
RMTI	ROCKWELL MEDICAL*	4,200	16,758
SAFS	SAFESCRIPT PHARMACIES*	8,500	26,435
SLXP	SALIX PHARMACEUTICALS*	700	15,869
SVNT	SAVIENT PHARMACEUTICALS*	2,000	9,220
SGP	SCHERING-PLOUGH	4,380	76,168
SGEN	SEATTLE GENETICS *	3,300	28,314
SEPR	SEPRACOR *	900	21,537
SQNM	SEQUENOM*	5,500	17,490
SERO	SEROLOGICALS *	700	13,020
SRV	SERVICE CORPORATION INTERNATIONAL*	3,400	18,326
SFCC	SFBC INTERNATIONAL*	1,410	37,450
SCRI	SICOR*	850	23,120
SOL	SOLA INTERNATIONAL*	990	18,612
SNCI	SONIC INNOVATIONS*	5,200	33,540
SONT	SONTRA MEDICAL *	29,350	49,601
SNUS	SONUS PHARMACEUTICALS*	8,700	44,196

Semi-Annual Report - 19

marketocracy funds MASTERS 100 FUND

SPAN	SPAN-AMERICA MEDICAL	2,940	36,750
SPRX	SPECTRX*	35,800	71,600
STEM	STEMCELLS *	25,400	50,292
STEI	STEWART ENTERPRISES - CL A*	4,100	23,288
SUPG	SUPERGEN*	2,100	23,100
SYNO	SYNOVIS LIFE TECHNOLOGIES*	800	16,272
THC	TENET HEALTHCARE *	30,700	492,735
THER	THERASENSE *	3,200	64,960
TLCV	TLC VISION *	5,600	37,128
TRGNY	TRANSGENE - ADR*	6,500	16,705
TKTX	TRANSKARYOTIC THERAPIES*	1,100	17,171
TRPS	TRIPOS*	1,000	6,690
TTG	TUTOGEN MEDICAL*	10,200	46,002
USON	US ONCOLOGY *	1,400	15,064
VASC	VASCULAR SOLUTIONS*	6,000	35,100
VXGN	VAXGEN *	2,700	21,384
WOOF	VCA ANTECH*	1,500	46,470
VRTX	VERTEX PHARMACEUTICALS*	3,000	30,690
VICL	VICAL*	17,200	84,624
MICU	VICURON PHARMACEUTICALS*	4,100	76,465
VPHM	VIROPHARMA *	14,300	39,754
VMTI	VISTA MEDICAL TECHNOLOGIES*	3,500	4,165
VTAL	VITAL IMAGES *	2,400	42,816
VWKS	VITALWORKS*	23,500	103,870
XNVA	XENOVA GROUP - ADR*	39,550	73,168
ZVXI	ZEVEX INTERNATIONAL*	3,670	14,607
ZILA	ZILA*	5,600	22,904

INDUSTRIALS - 4.0%	2,748,715

ASF	ADMINISTAFF *	2,600	45,188
ACY	AEROCENTURY *	4,400	13,640
ADG	ALLIED DEFENSE GROUP*	600	14,346
UHALQ	AMERCO*	1,000	21,500
AWA	AMERICA WEST HOLDINGS*	2,800	34,720
ECOL	AMERICAN ECOLOGY *	2,900	23,783
APCC	AMERICAN POWER CONVERSION	1,000	24,450
ASE	AMERICAN SCIENCE & ENGINEERING*	8,400	101,220
AMSC	AMERICAN SUPERCONDUCTOR*	1,300	18,018
AP	AMPCO-PITTSBURGH	2,100	28,707
AMR	AMR*	700	9,065
APOG	APOGEE ENTERPRISES	900	10,215
APSG	APPLIED SIGNAL TECHNOLOGY	1,900	43,719
ACKHQ	ARMSTRONG HOLDINGS*	3,900	4,251
APWR	ASTROPOWER*	8,800	5,720
AULT	AULT*	9,900	26,532
BEAV	BE AEROSPACE *	8,700	46,980
BUTL	BUTLER INTERNATIONAL*	13,400	20,234
CPST	CAPSTONE TURBINE *	25,900	48,174

20-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

CBIZ	CENTURY BUSINESS SERVICES*	5,300	23,691
CCF	CHASE	6,900	91,356
CBI	CHICAGO BRIDGE AND IRON	1,300	37,570
ZNH	CHINA SOUTHERN AIR - ADR*	800	17,072
CSTR	COINSTAR *	700	12,642
CDCY	COMPUDYNE *	9,000	91,728
CVU	CPI AEROSTRUCTURES*	1,600	19,040
CUB	CUBIC	600	13,800
DAR	DARLING INTERNATIONAL*	2,500	6,900
DTPI	DIAMONDCLUSTER INTERNATIONAL*	900	9,180
DDN	DYNAMEX*	4,900	58,800
EDO	EDO	2,200	54,230
EVSNF	ELBIT VISION SYSTEMS *	17,000	15,470
WIRE	ENCORE WIRE *	1,800	31,878
EBF	ENNIS BUSINESS FORMS	700	10,710
ESP	ESPEY MANUFACTURING & ELECTRONICS	200	5,200
ESLR	EVERGREEN SOLAR	15,400	26,011
EXLT	EXULT*	6,000	42,720
FBST	FIBERSTARS*	5,600	38,080
FAVS	FIRST AVIATION SERVICES*	4,600	19,274
FLOW	FLOW INTERNATIONAL*	4,699	14,097
FWLRF	FOSTER WHEELER *	43,400	44,702
FC	FRANKLIN COVEY *	11,200	31,360
GE	GENERAL ELECTRIC	1,400	43,372
GVA	GRANITE CONSTRUCTION	700	16,443
HIHO	HIGHWAY HOLDINGS	3,195	12,013
HUBG	HUB GROUP - CL A*	900	19,386
ICTS	ICTS INTERNATIONAL*	800	2,736
IKN	IKON OFFICE SOLUTIONS	2,900	34,394
IED	INVESTOOLS*	32,600	52,486
INVN	INVISION TECHNOLOGIES*	1,400	46,998
JPST	JPS INDUSTRIES*	6,900	17,457
LRW	LABOR READY *	2,000	26,200
MAIR	MAIR HOLDINGS*	17,124	124,663
MDR	MCDERMOTT INTERNATIONAL*	2,500	29,875
MRCY	MERCURY COMPUTER SYSTEMS*	2,300	57,270
MTCH	METRON TECHNOLOGY*	5,800	24,940
MVIS	MICROVISION *	1,400	10,668
MNST	MONSTER WORLDWIDE*	800	17,568
NWAC	NORTHWEST AIRLINES - CL A*	600	7,572
OMR	ODYSSEY MARINE EXPLORATION*	6,400	32,000
ASGN	ON ASSIGNMENT *	25,456	132,626
ORB	ORBITAL SCIENCES *	3,200	38,464
PMFG	PEERLESS MANUFACTURING*	3,100	39,990
PESI	PERMA-FIX ENVIRONMENTAL *	6,900	21,459
PWER	POWER- ONE *	1,900	20,577
PPD	PREPAID LEGAL SERVICES*	600	15,672
RTC	RIVIERA TOOL *	4,200	17,934

Semi-Annual Report - 21

marketocracy funds MASTERS 100 FUND

SGR	SHAW GROUP *	1,300	17,706
SLI	SL INDUSTRIES*	1,700	13,634
BID	SOTHEBY’S*	700	9,562
SNSA	STOLT-NIELSEN - ADR	2,900	27,724
STS	SUPREME INDUSTRIES - CL A	2,330	14,213
TRCI	TECHNOLOGY RESEARCH	3,300	59,136
TECUA	TECUMSEH PRODUCTS - CL A	500	24,215
TTEC	TELETECH HOLDINGS*	2,600	29,380
TWI	TITAN INTERNATIONAL	18,100	55,386
TRFX	TRAFFIX	4,300	23,435
TRMM	TRM *	2,500	21,325
TYC	TYCO INTERNATIONAL	700	18,550
UALAQ	UAL *	21,700	35,197
AFP	UNITED CAPITAL *	8,400	174,048
UDI	UNITED DEFENSE INDUSTRIES*	850	27,098
UUU	UNIVERSAL SECURITY INSTRUMENTS*	1,000	15,050
VCI	VALASSIS COMMUNICATION*	1,200	35,220
WORK	WORKFLOW MANAGEMENT*	5,000	29,100

INFORMATION TECHNOLOGY - 24.9%	17,279,552

TFSM	24/7 REAL MEDIA *	11,100	14,874
COMS	3COM *	4,400	35,948
EGHT	8X8*	1,800	8,010
ACEC	ACE*COMM *	3,000	7,440
ADPT	ADAPTEC*	1,100	9,713
ADTK	ADEPT TECHNOLOGY*	19,600	27,832
ADIC	ADVANCED DIGITAL *	700	9,800
AMD	ADVANCED MICRO DEVICES*	6,100	90,890
API	ADVANCED PHOTONIX - CL A*	62,700	130,416
ARXX	AEROFLEX*	2,600	30,394
AGR/A	AGERE SYSTEMS - CL A*	4,600	14,030
AGIL	AGILE SOFTWARE*	2,900	28,710
ANCC	AIRNET COMMUNICATIONS *	6,700	5,695
AIRN	AIRSPAN NETWORKS*	29,900	104,650
AKAM	AKAMAI TECHNOLOGIES*	4,000	43,000
ALA	ALCATEL - ADR*	4,400	56,540
AFOP	ALLIANCE FIBER OPTIC PRODUCTS*	1,400	2,366
AMOT	ALLIED MOTION TECHNOLOGIES*	28,671	112,677
MDRX	ALLSCRIPTS HEALTCARE SOLUTIONS*	5,000	26,600
ALTR	ALTERA *	2,200	49,940
ATGN	ALTIGEN COMMUNICATIONS*	3,500	12,215
ALVR	ALVARION LIMITED*	3,600	41,580
AOLA	AMERICA ONLINE*	3,600	5,112
AATK	AMERICAN ACCESS TECHNOLOGIES*	11,000	14,740
ATCO	AMERICAN TECHNOLOGY *	1,600	7,635
AMKR	AMKOR TECHNOLOGY*	1,200	21,852
ANAD	ANADIGICS*	1,800	10,728
APAT	APA OPTICS*	2,700	5,967

22-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

APDN	APPLIED DNA SCIENCES*	3,800	11,400
AMAT	APPLIED MATERIALS*	3,400	76,330
AMCC	APPLIED MICRO CIRCUITS*	8,400	50,232
AQNT	AQUANTIVE*	11,600	118,900
ARBA	ARIBA*	5,400	16,200
ARMHY	ARM HOLDINGS - ADR*	2,800	19,320
ARTG	ART TECHNOLOGY GROUP *	8,600	13,158
ARTI	ARTISAN COMPONENTS*	4,500	92,250
ASFT	ARTISOFT*	7,400	19,980
ASTSF	ASE TEST LIMITED*	3,500	52,395
ASIA	ASIAINFO HOLDINGS*	1,600	10,688
ASKJ	ASK JEEVES*	2,900	52,548
AZPN	ASPEN TECHNOLOGY*	3,700	37,962
ATAR	ATARI *	3,000	12,600
ATYT	ATI TECHNOLOGIES*	4,500	68,040
ATML	ATMEL *	8,600	51,686
AUO	AU OPTRONICS - ADR	12,800	152,576
ADSK	AUTODESK	1,000	24,580
AVNX	AVANEX*	1,800	8,982
AV	AVAYA *	10,300	133,282
AVCI	AVICI SYSTEMS *	1,500	11,925
AVSR	AVISTAR COMMUNICATIONS *	13,827	20,741
AVT	AVNET*	1,100	23,826
AWRE	AWARE*	7,900	22,957
ACLS	AXCELIS TECHNOLOGIES*	2,300	23,506
XEDA	AXEDA SYSTEMS*	6,400	8,704
BHH	B2B INTERNET HOLDERS TRUST*	700	1,939
RATE	BANKRATE*	1,400	17,332
BEAS	BEA SYSTEMS*	6,900	84,870
BVEW	BINDVIEW DEVELOPMENT *	4,900	18,473
BCSI	BLUE COAT SYSTEMS *	1,300	29,003
BLUE	BLUE MARTINI SOFTWARE*	4,000	19,600
BOSC	BOS BETTER ON-LINE SOLUTIONS*	9,400	28,294
BRNC	BRAUN CONSULTING*	4,740	13,983
CELL	BRIGHTPOINT*	2,975	51,319
BRCM	BROADCOM - CL A*	1,400	47,726
BVSN	BROADVISION*	8,300	35,358
BRCD	BROCADE COMMUNICATIONS *	9,800	56,644
CAMP	CALIFORNIA AMPLIFIER*	1,700	23,919
CAMD	CALIFORNIA MICRO DEVICES *	6,000	54,780
CADA	CAM COMMERCE SOLUTIONS*	2,000	14,200
CAPA	CAPTARIS *	9,000	50,580
CACS	CARRIER ACCESS *	2,100	26,292
CLS	CELESTICA*	2,600	39,182
CTLM	CENTILLIUM COMMUNICATIONS*	10,700	60,241
CHINA	CHINADOT COM - CL A*	11,000	88,770
IMOS	CHIPMOS TECHNOLOGIES BERMUDA*	10,400	97,656
CIEN	CIENA *	8,800	58,432

Semi-Annual Report - 23

marketocracy funds MASTERS 100 FUND

CRUS	CIRRUS LOGIC*	1,100	8,437
CSCO	CISCO SYSTEMS*	2,700	65,583
CDSS	CITADEL SECURITY SOFTWARE *	4,000	15,200
CTXS	CITRIX SYSTEMS *	1,800	38,178
CLRO	CLEAR ONE COMMUCATIONS*	3,900	15,015
CKCM	CLICK COMMERCE *	7,000	35,840
CLKS	CLICK2LEARN*	1,600	3,360
CMGI	CMGI *	14,600	25,988
CNET	CNET NETWORKS *	4,400	30,008
CMRC	COMMERCE ONE*	18,900	24,003
CTCH	COMMTOUCH SOFTWARE*	14,600	12,118
CA	COMPUTER ASSOCIATES	1,300	35,542
CHRZ	COMPUTER HORIZONS *	1,600	6,288
CMNT	COMPUTER NETWORK TECHNOLOGIES*	4,100	39,114
CMVT	COMVERSE TECHNOLOGY*	1,800	31,662
CNXT	CONEXANT SYSTEMS*	18,900	93,933
CORI	CORILLIAN *	46,300	292,153
CRIO	CORIO *	11,100	30,414
GLW	CORNING *	11,700	122,031
CORV	CORVIS *	2,300	3,910
COSN	COSINE COMMUNICATIONS*	2,500	18,450
CVNS	COVANSYS *	1,000	11,000
CRAY	CRAY*	6,600	65,538
CAP	CREATIVE COMPUTER APPLICATIONS*	1,100	1,980
CMOS	CREDENCE SYSTEMS *	900	11,844
CPTH	CRITICAL PATH*	2,875	3,824
CYBS	CYBERSOURCE*	800	4,128
CY	CYPRESS SEMICONDUCTOR*	1,200	25,632
DAKT	DAKTRONICS*	1,900	47,804
DSSIE	DATA SYSTEMS & SOFTWARE *	2,000	6,860
DELL	DELL*	1,300	44,148
DGII	DIGI INTERNATIONAL*	3,200	30,720
DIGI	DIGITAL IMPACT *	4,000	11,520
DGIN	DIGITAL INSIGHT *	1,300	32,370
TBUS	DIGITAL RECORDERS *	5,000	13,700
DRIV	DIGITAL RIVER*	1,800	39,780
DTHK	DIGITALTHINK*	11,400	32,034
DITC	DITECH COMMUNICATIONS*	800	15,280
DVNTF	DIVERSINET	4,500	9,405
DCLK	DOUBLECLICK *	2,800	28,616
EAG	EAGLE BROADBAND*	154,000	200,200
ELNK	EARTHLINK *	2,800	28,000
EBIX	EBIX.COM *	2,800	34,328
EBKR	EBOOKERS.COM*	1,200	17,580
ELON	ECHELON*	3,200	35,648
EIDSY	EIDOS - ADR*	6,000	14,280
ERTS	ELECTRONIC ARTS*	800	38,224
ELOY	ELOYALTY *	1,400	5,110

24-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

EMC	EMC *	8,210	106,073
ELX	EMULEX *	1,000	26,680
ENPT	EN POINTE TECHNOLOGIES*	19,396	57,218
ENTU	ENTRUST*	2,800	11,424
EONC	EON COMMUNICATIONS *	8,830	32,671
EPIC	EPICOR SOFTWARE *	8,500	108,460
EPRE	EPRESENCE*	1,000	3,750
EQIX	EQUINIX*	7,000	197,400
ERICY	ERICSSON - ADR*	5,000	88,500
ESST	ESS TECHNOLOGY*	4,600	78,246
EEFT	EURONET SERVICES*	1,100	19,800
EVOL	EVOLVING SYSTEMS*	7,900	105,070
EXTR	EXTREME NETWORKS*	5,900	42,539
FFIV	F5 NETWORKS*	600	15,060
FALC	FALCONSTOR SOFTWARE*	900	7,866
FARO	FARO TECHNOLOGIES*	600	14,988
FWHT	FINDWHAT.COM*	900	16,875
FNSR	FINISAR *	42,700	133,651
FLEX	FLEXTRONICS *	2,900	43,036
FLIR	FLIR SYSTEMS *	500	18,250
FCSE	FOCUS ENHANCEMENTS*	8,600	18,662
FORG	FORGENT NETWORKS*	4,600	11,592
FDRY	FOUNDRY NETWORKS*	1,100	30,096
FBAY	FRISCO BAY INDUSTRIES *	7,800	83,850
FNDT	FUNDTECH*	6,300	54,060
GTW	GATEWAY*	8,500	39,100
GNSS	GENESIS MICROCHIP *	800	14,432
GIGM	GIGAMEDIA LIMITED*	18,200	30,576
GSPN	GLOBESPAN VIRATA*	5,900	34,692
GRIC	GRIC COMMUNICATIONS *	3,400	18,360
HOMS	HOMESTORE *	1,800	8,514
ITWO	I2 TECHNOLOGIES*	37,300	61,918
IDNX	IDENTIX *	3,000	13,350
IECE	IEC ELECTRONICS*	9,500	21,850
IW	IMAGEWARE SYSTEMS*	7,400	22,200
IMGG	IMERGENT*	5,100	43,605
IINT	INDUS INTERNATIONAL *	4,600	13,800
INTI	INET TECHNOLOGIES*	2,100	25,200
INFA	INFORMATICA *	2,400	24,720
INSP	INFOSPACE*	2,300	53,015
INOD	INNODATA*	12,341	49,364
IDTI	INTEGRATED DEVICE TECH*	1,300	22,321
INTC	INTEL	2,600	83,720
ITIG	INTELLIGROUP*	23,300	132,111
ININ	INTERACTIVE INTELLIGENCE*	5,600	29,176
ICPT	INTERCEPT GROUP*	2,400	27,096
IDCC	INTERDIGITAL *	4,700	97,008
INLD	INTERLAND*	1,000	6,530

Semi-Annual Report - 25

marketocracy funds MASTERS 100 FUND

IIJIE	INTERNET INITIATIVE JAPAN *	4,300	17,630
IPIX	INTERNET PICTURES *	4,800	8,448
ISSX	INTERNET SECURITY SYSTEMS*	700	13,181
IVII	INTERVIDEO *	18,500	217,375
IWOV	INTERWOVEN*	900	11,376
IEIB	INTL ELECTRONICS*	5,500	22,000
ITRA	INTRAWARE *	8,800	18,216
IOM	IOMEGA *	2,000	11,960
ISR	I-SECTOR *	1,900	29,792
IPI	ISLAND PACIFIC*	900	1,656
ITRSA	ITERIS HOLDINGS*	26,300	51,811
INAP	ITNERNAP NETWORK SERVICES*	9,600	23,520
IVIL	IVILLAGE*	3,500	12,530
XXIA	IXIA*	3,200	37,440
JCOM	J2 GLOBAL COMMUNICATIONS*	2,300	56,971
JCDA	JACADA *	700	2,205
JDSU	JDS UNIPHASE*	27,700	101,105
JNPR	JUNIPER NETWORKS*	5,100	95,268
KANA	KANA SOFTWARE*	27,400	92,338
KOMG	KOMAG *	2,000	29,260
KLIC	KULICKE & SOFFA INDUSTRIES*	4,500	64,710
LCOR	LANDACORP*	3,200	7,680
LNOP	LANOPTICS*	600	5,842
LARS	LARSCOM*	3,600	15,840
LLTC	LINEAR TECHNOLOGY	1,000	42,070
LIOX	LIONBRIDGE TECHNOLOGIES*	600	5,766
LPSN	LIVEPERSON *	2,800	14,221
LOOK	LOOKSMART *	44,900	69,595
LEIX	LOWRANCE ELECTRONICS *	700	14,326
LSI	LSI LOGIC*	3,400	30,158
LU	LUCENT TECHNOLOGIES*	25,500	72,420
MACR	MACROMEDIA*	2,400	42,816
MRBA	MARIMBA*	6,200	34,100
MKTW	MARKETWATCH.COM*	2,400	20,662
MONE	MATRIXONE*	3,600	22,176
MXO	MAXTOR *	3,500	38,850
MCDT	MCDATA *	400	3,812
MSS	MEASUREMENT SPECIALTIES*	5,000	102,150
WFR	MEMC ELECTRONIC MATERIALS*	1,800	17,316
MENT	MENTOR GRAPHICS*	1,900	27,626
MRGE	MERGE TECHNOLOGIES*	2,900	51,156
MTLK	METALINK *	5,700	39,900
MTLG	METROLOGIC INSTRUMENTS*	800	21,600
MUSE	MICROMUSE*	2,900	20,010
MU	MICRON TECHNOLOGY*	3,100	41,757
NOIZ	MICRONETICS WIRELESS*	3,600	25,956
MSFT	MICROSOFT	4,200	115,668
MSTR	MICROSTRATEGY - CL A*	1,000	52,480

26-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

TUNE	MICROTUNE*	3,400	8,330
MWY	MIDWAY GAMES*	4,300	16,684
MIKR	MIKRON INFRARED *	6,250	33,187
MNDO	MIND CTI	12,400	74,400
MSPD	MINDSPEED TECHNOLOGIES *	6,500	44,525
MOBI	MOBIUS MANAGEMENT SOLUTIONS*	1,200	15,180
MOSY	MONOLITHIC SYSTEM TECHNOLOGY*	9,000	76,950
MOT	MOTOROLA	3,600	50,652
MRVC	MRV COMMUNICATIONS *	3,900	14,664
MNS	MSC.SOFTWARE *	4,900	46,305
NTE	NAM TAI ELECTRONICS	50	1,404
NANO	NANOMETRICS *	3,800	55,898
QQQ	NASDAQ - 100 TRACKING STOCK	400	14,584
NSM	NATIONAL SEMICONDUCTOR*	700	27,587
NMGC	NEOMAGIC*	7,900	21,804
NWRE	NEOWARE SYSTEMS*	2,400	32,880
NESO	NESTOR *	8,000	28,400
NTOP	NET2PHONE*	2,200	14,960
NETE	NETEGRITY *	4,100	42,271
NTPA	NETOPIA *	7,750	112,995
NTST	NETSMART TECHNOLOGIES	2,300	35,305
NTAP	NETWORK APPLIANCE *	3,400	69,802
NENG	NETWORK ENGINES*	5,000	21,800
NWK	NETWORK EQUIPMENT *	5,200	57,200
NUFO	NEW FOCUS*	8,200	41,164
EGOV	NIC*	1,348	10,824
NMSS	NMS COMMUNICAITONS*	6,400	39,936
NOK	NOKIA - ADR	600	10,200
NT	NORTEL NETWORKS*	24,700	104,481
NVDM	NOVADIGM*	4,100	15,908
NGPS	NOVATEL*	7,700	63,910
NOVL	NOVELL*	1,900	19,988
NVEC	NVE *	1,400	71,820
NVDA	NVIDIA*	6,600	153,450
OVTI	OMNIVISION*	1,100	60,775
ONNN	ON SEMICONDUCTOR *	3,500	22,575
OTIV	ON TRACK INNOVATIONS*	1,900	25,365
ONT	ON2 TECHNOLOGIES*	28,800	37,728
ORCC	ONLINE RESOURCES *	1,000	6,609
ONXS	ONYX SOFTWARE *	38,900	153,266
OTEX	OPEN TEXT *	2,000	38,340
OPTV	OPENTV*	4,600	15,410
OPWV	OPENWAVE SYSTEMS*	2,966	32,626
OPLK	OPLINK COMMUNICATIONS*	7,300	17,447
OPNT	OPNET TECHNOLOGIES*	500	8,230
OPSW	OPSWARE*	2,900	21,460
OPTC	OPTELECOM *	2,700	24,327
OCPI	OPTICAL COMMUNICATIONS*	8,200	30,340

Semi-Annual Report - 27

marketocracy funds MASTERS 100 FUND

ORCL	ORACLE*	2,600	34,320
ORFR	ORBIT*	27,200	42,160
OSIS	OSI SYSTEMS*	4,300	82,603
PCNTF	PACIFIC INTERNET*	4,700	38,117
PACT	PACIFICNET*	900	4,806
PKTR	PACKETEER*	2,800	47,544
PLMO	PALMONE *	2,100	24,675
PSRC	PALMSOURCE *	3,200	69,728
PSFT	PEOPLESOFT*	600	13,680
PCLE	PINNACLE SYSTEMS*	5,000	42,650
PCOR	PINNACOR*	1,200	2,796
PMCS	PMC - SIERRA*	4,600	92,690
PKSI	PRIMUS KNOWLEDGE SOLUTIONS*	11,500	72,335
PROX	PROXIM - CL A*	26,400	44,088
PUMA	PUMATECH*	38,400	152,832
XING	QIAO XING UNIVERSAL*	6,500	57,005
DSS	QUANTUM *	9,600	29,952
QUIK	QUICKLOGIC*	900	4,473
RVSN	RADVISION*	600	6,846
RADN	RADYNE COMSTREAM*	3,100	25,795
RNDC	RAINDANCE COMMUNICATIONS *	900	2,475
RMBS	RAMBUS *	600	18,420
RMTR	RAMTRON INTERNATNIOAL*	9,900	25,938
RNWK	REALNETWORKS*	3,200	18,272
RHAT	RED HAT *	3,000	56,310
REDF	REDIFF.COM INDIA - ADR*	10,300	54,693
RCOM	REGISTER.COM*	600	3,150
RIMM	RESEARCH IN MOTION*	1,000	66,830
RFMD	RF MICRO DEVICES*	15,400	154,770
RIMG	RIMAGE*	700	11,082
RITT	RIT TECHNOLOGIES*	24,300	27,945
RSTN	RIVERSTONE NETWORKS*	3,300	3,663
ROXI	ROXIO*	6,600	31,614
SONE	S1 CORPORATION*	5,000	40,250
SABA	SABA SOFTWARE*	6,800	23,460
SNDT	SAND TECHNOLOGY - CL A*	10,900	9,919
SANM	SANMINA *	6,100	76,921
SAPE	SAPIENT *	5,600	31,360
SVVS	SAVVIS COMMUNICATIONS *	29,500	44,103
SBEI	SBE*	5,800	40,078
SCIX	SCITEX *	5,600	28,224
SCOX	SCO GROUP *	3,100	52,700
SEAC	SEACHANGE INTERNATIONAL *	2,400	36,960
STX	SEAGATE TECHNOLOGY HOLDINGS	2,900	54,810
SBYN	SEEBEYOND TECHNOLOGY *	4,000	17,160
SMH	SEMICONDUCTOR HOLDERS TRUST	500	20,700
SMTC	SEMTECH*	400	9,092
STST	SENSYTECH *	5,200	72,800

28-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

SEBL	SIEBEL SYSTEMS*	7,500	104,025
SWIR	SIERRA WIRELESS*	4,800	73,824
SIGM	SIGMA DESIGNS*	7,700	57,981
SGMA	SIGMATRON INTERNATIONAL*	1,900	49,571
SILCF	SILICOM LIMITED*	9,540	15,169
SGI	SILICON GRAPHICS*	11,400	15,618
SIMGE	SILICON IMAGE *	3,200	23,136
STEC	SIMPLETECH*	5,500	33,055
SRAM	SIMTEK *	9,500	11,400
SINA	SINA *	3,200	108,000
SKIL	SKILLSOFT *	1,600	13,840
SWKS	SKYWORKS SOLUTIONS*	3,100	26,970
WINS	SM&A*	1,100	12,870
SMTI	SMTEK INTERNATIONAL	2,500	18,552
SCKT	SOCKET COMMUNICATIONS*	1,000	3,340
SOHU	SOHU.COM*	5,500	165,055
SLR	SOLECTRON *	9,300	54,963
SMRA	SOMERA COMMUNICATIONS*	6,829	10,926
SNIC	SONIC SOLUTIONS*	3,200	48,960
SNWL	SONICWALL*	5,500	42,900
SONS	SONUS NETWORKS*	55,400	418,824
FIBR	SORRENTO NETWORKS *	3,600	10,656
HDTV	SPATIALIGHT*	7,600	40,812
SLNK	SPECTRALINK	700	13,419
SPLN	SPORTSLINE.COM *	1,300	1,651
SRXA	SR TELECOM*	2,574.32	16,218
SRSL	SRS LABS *	2,800	26,124
STKR	STOCKERYALE *	19,600	19,012
SSYS	STRATASYS*	900	24,534
SUNW	SUN MICROSYSTEMS*	52,700	236,623
SNR	SUNAIR ELECTRONICS*	4,000	28,600
SUPC	SUPERIOR CONSULTANT *	6,700	27,671
SWBD	SWITCHBOARD*	8,200	56,662
SY	SYBASE*	600	12,348
SCMR	SYCAMORE NETWORKS *	4,700	24,628
SBL	SYMBOL TECHNOLOGIES	800	13,512
SYNT	SYNTEL	2,000	49,420
TSM	TAIWAN SEMICONDUCTOR - ADR*	7,900	80,896
TASR	TASER INTERNATIONAL*	900	74,133
TKLC	TEKELEC*	800	12,440
TLAB	TELLABS*	1,600	13,488
TER	TERADYNE*	600	15,270
TERN	TERAYON COMMUNICATION*	4,200	18,900
TXN	TEXAS INSTRUMENTS	1,500	44,070
TSCM	THE STREET.COM*	500	2,060
TWAV	THERMA-WAVE*	7,800	46,020
TFS	THREE-FIVE SYSTEMS*	900	4,716
TIBX	TIBCO SOFTWARE*	2,000	13,540

Semi-Annual Report - 29

marketocracy funds MASTERS 100 FUND

TIII	TII INDUSTRIES*	19,600	41,552
TISA	TOP IMAGE SYSTEMS*	10,092	26,441
TRAD	TRADESTATION GROUP*	1,000	8,860
TMTA	TRANSMETA*	18,200	61,880
TXCC	TRANSWITCH*	23,000	52,900
TRMB	TRIMBLE NAVIGATION*	800	29,792
TQNT	TRIQUINT SEMICONDUCTOR*	6,300	44,541
TZIX	TRIZETTO GROUP*	1,800	11,610
TROY	TROY GROUPO*	7,800	23,400
TTIL	TTI TEAM TELECOMMUNICATIONS*	6,187	29,945
TTMI	TTM TECHNOLOGIES*	600	10,128
TMWD	TUMBLE WEED COMMUNICATIONS*	5,600	46,928
TVIA	TVIA*	53,635	133,551
ULCM	ULTICOM*	1,800	17,370
ULTI	ULTIMATE SOFTWARE GROUP*	7,000	61,390
UNTD	UNITED ONLINE*	1,250	20,988
UDW	US DATAWORKS*	12,200	44,530
UTSI	UTSTARCOM*	2,100	77,847
LNUX	VA SOFTWARE*	1,200	4,692
VCLK	VALUECLICK*	600	5,448
VRLK	VERILINK *	9,600	50,208
VRSN	VERISIGN*	3,300	53,790
VRTS	VERITAS SOFTWARE *	1,500	55,740
VRTY	VERITY *	600	10,014
VRSO	VERSO TECHNOLOGIES*	8,500	27,200
VSAT	VIASAT *	1,800	34,452
VII	VICON INDUSTRIES*	3,000	14,040
VIGN	VIGNETTE *	14,500	32,915
VISG	VIISAGE TECHNOLOGY*	18,800	67,680
VIRL	VIRAGE LOGIC*	4,600	46,782
VRYA	VIRYANET *	3,750	22,200
VDAT	VISUAL DATA*	12,400	26,040
VNWK	VISUAL NETWORKS*	9,550	21,392
VTSS	VITESSE SEMICONDUCTOR*	46,300	271,781
VOCL	VOCALTEC COMMUNICATIONS*	2,200	9,968
VYYO	VYYO*	6,300	53,739
WEBB	WEBB INTERACTIVE SERVICES*	11,200	10,752
WEBX	WEBEX COMMUNICATIONS*	3,500	70,350
WEBM	WEBMETHODS*	9,500	86,925
WSTL	WESTELL TECHNOLOGIES*	8,300	52,373
WDC	WESTERN DIGITAL *	5,600	66,024
WEDC	WHITE ELECTRONIC DESIGNS*	1,500	13,200
WIND	WIND RIVER SYSTEMS*	10,200	89,352
WITS	WITNESS SYSTEMS*	4,400	41,052
XLA	XCELERA *	36,500	75,920
XLNX	XILINX*	1,300	50,362
YHOO	YAHOO!*	1,610	72,724
YAKC	YAK COMMUNICATIONS *	6,200	119,722

30-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

ZHNE	ZHONE TECHNOLOGIES*	5,050	24,947
ZRAN	ZORAN *	2,200	38,258

MATERIALS - 9.0%	6,244,628

ABY	ABITIBI-CONSOLIDATED	1,300	10,543
AEM	AGNICO-EAGLE MINES	2,100	25,347
AKS	AK STEEL HOLDING *	5,700	29,070
ALTI	ALTAIR NANOTECHNOLOGIES*	38,200	100,466
AWC	ALUMINA - ADR	900	18,045
ACH	ALUMINUM CORPORATION OF CHINA - ADR	500	38,500
SIL	APEX SILVER MINES *	15,600	326,040
ASL	ASHANTI GOLDFIELDS *	5,650	73,676
ABX	BARRICK GOLD	700	15,897
BGO	BEMA GOLD*	58,550	217,806
BCC	BOISE CASCADE	700	23,002
CBJ	CAMBIOR*	9,300	28,830
CSK	CHESAPEAKE	1,000	26,480
BVN	CIA DE MINAS BUENAVENTURA	1,100	31,108
CDE	COEUR D’ALENE MINES*	23,550	136,119
CCK	CROWN HOLDINGS *	1,800	16,308
KRY	CRYSTALLEX INTL *	8,500	23,460
CYAN	CYANOTECH*	26,200	49,256
DROOY	DURBAN ROODEPORT DEEP - ADR*	84,800	271,360
EDEN	EDEN BIOSCIENCE *	13,200	18,863
FMK	FIBERMARK*	12,200	21,350
FCX	FREEPORT-MCMORAN COPPER	3,050	128,497
GGB	GERDAU - ADR	2,000	40,440
GLG	GLAMIS GOLD*	2,400	41,088
GFI	GOLD FIELDS - ADR	28,300	394,502
GRZ	GOLD RESERVE - CL A*	2,100	10,227
GG	GOLDCORP	12,050	192,197
GSS	GOLDEN STAR RESOURCES *	61,600	429,352
GBN	GREAT BASIN GOLD *	3,800	9,956
IMY	GRUPO IMSA - ADR	800	15,880
HMY	HARMONY GOLD MINING - ADR	16,650	270,230
HL	HELCA MINING*	9,500	78,755
HPC	HERCULES*	1,300	15,860
ISON	ISONICS *	14,500	16,965
IST	ISPAT INTERNATIONAL*	2,000	17,740
JCC	JILIN CHEMICAL - ADR*	700	14,238
KGC	KINROSS GOLD*	8,000	63,920
LIHRY	LIHIR GOLD LIMITED - ADR	1,100	24,024
LQMT	LIQUIDMETAL TECHNOLOGIES*	5,100	14,484
MDG	MERIDIAN GOLD*	2,300	33,603
MTLM	METAL MANAGEMENT*	1,300	48,009
MFN	MINEFINDERS*	3,400	28,050
MNMM	MINES MANAGEMENT*	30,200	200,830
MNG	MIRAMAR MINING*	4,400	11,308

Semi-Annual Report - 31

marketocracy funds MASTERS 100 FUND

MKAU	MK GOLD COMPANY*	500	760
NANX	NANOPHASE TECHNOLOGIES*	5,800	46,922
NEM	NEWMONT MINING	5,650	274,647
PAL	NORTH AMERICAN PALLADIUM *	5,700	45,201
TONS	NOVAMERICAN STEEL *	1,700	23,086
PMU	PACIFIC RIM MINING*	56,600	62,260
PAAS	PAN AMERICAN SILVER*	22,300	318,890
RANGY	RANDGOLD & EXPLORATION - ADR*	5,700	93,474
GOLD	RANDGOLD RESOURCES*	600	16,380
RYN	RAYONIER	500	20,755
RIC	RICHMONT MINES*	5,400	25,704
RGLD	ROYAL GOLD	5,750	120,347
RT	RYERSON TULL	2,500	28,625
SSRI	SILVER STANDARD RESOURCES*	62,500	697,500
BYH	SINOPEC BEJING YANHUA *	3,500	72,870
PCU	SOUTHERN PERU COPPER	700	33,012
SWTX	SOUTHWALL TECHNOLOGIES*	24,200	23,232
SWC	STILLWATER MINING *	1,700	16,269
SUMX	SUMMA INDUSTRIES*	600	5,292
TRA	TERRA INDUSTRIES*	4,700	15,557
TXI	TEXAS INDUSTRIES	800	29,600
TORM	TOR MINERALS *	9,415	49,146
VGZ	VISTA GOLD *	96,200	427,128
WMC	WMC RESOURCES*	350	5,985
GRA	W.R. GRACE*	1,400	3,598
WLM	WELLMAN	3,600	36,756
WHT	WHEATON RIVER MINERALS*	39,700	118,703
YZC	YANZHOU COAL MINING - ADR	600	31,248

TELECOMMUNICATION SERVICES - 3.0%	2,085,504

ALMO	ALAMOSA HOLDINGS*	17,500	70,175
AMX	AMERICA MOVIL - ADR	800	21,872
AMT	AMERICAN TOWER - CL A*	1,900	20,558
ATS	APT SATELLITE HOLDINGS - ADR*	14,600	35,040
AWIN	ARCH WIRELESS - CL A*	2,305	45,639
ARDI	AT ROAD*	1,500	19,950
AWE	AT&T WIRELESS SERVICES*	8,700	69,513
BCGI	BOSTON COMMUNICATIONS GROUP*	2,300	21,367
CWP	CABLE AND WIRELESS - ADR	2,300	16,123
CHL	CHINA MOBILE - ADR	3,600	55,908
CHA	CHINA TELECOM - ADR	2,200	89,782
CHU	CHINA UNICOM	3,000	28,020
CZN	CITIZENS COMMUNICATIONS *	3,100	38,502
COLT	COLT TELECOM GROUP - ADR*	1,800	12,150
COVD	COVAD COMMUNICATIONS GROUP*	10,700	38,520
CCI	CROWN CASTLE *	2,900	31,987
FTGX	FIBERNET TELECOM GROUP*	6,800	8,432
GNCMA	GENERAL COMMUNICATION - CL A*	6,800	59,160

32-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

GLDN	GOLDEN TELECOM *	1,500	41,625
HANA	HANARO TELECOM - ADR*	2,600	7,800
KPN	KONINKLIJKE - ADR*	1,600	12,336
LVLT	LEVEL 3 COMMUNICATIONS *	4,700	26,790
MCLD	MCLEODUSA*	14,600	21,608
MTON	METRO ONE TELECOMMUNICATIONS*	13,600	35,360
MICC	MILLICOM INTERNATIONAL CELLULAR *	900	62,910
OOM	MM02 PLC - ADR*	700	9,562
MBT	MOBILE TELESYSTEMS - ADR	800	66,240
WOLV	NETWOLVES *	3,175	5,912
NSK	NEW SKIES SATELLITES - ADR*	1,700	12,172
NXTL	NEXTEL COMMUNICATIONS*	2,700	75,762
NTL	NORTEL INVERSORA - ADR*	2,700	15,795
PACW	PAC-WEST TELECOMMUNICATIONS*	2,100	4,032
PRTL	PRIMUS TELECOMMUNICATIONS *	8,800	89,584
Q	QWEST COMMUNICATIONS *	28,600	123,552
RCN	ROGERS WIRELESS *	1,400	29,960
RCCC	RURAL CELLULAR - CL A*	19,285	153,316
SBAC	SBA COMMUNICATIONS*	24,300	91,854
SPDE	SPEEDUS *	2,000	2,780
PCS	SPRINT *	5,000	28,100
STHLY	STET HELLAS	500	6,499
TSU	TELECELULAR SUL - ADR	600	8,610
TEO	TELECOM ARGENTINA - ADR*	4,300	37,625
TLK	TELEKOMUNIK INDONESIA - ADR	2,900	47,618
TIWI	TELESYSTEM INTERNATIONAL WIRELESS*	13,600	113,424
TWSTY	TELEWEST*	7,473	51,265
TWTC	TIME WARNER - CL A*	3,300	33,429
TKC	TURKCELL ILETISIM HIZMET- ADR*	800	21,240
UNWR	US UNWIRED *	9,200	8,372
VIP	VIMPELCOM - ADR*	1,100	80,850
VOD	VODAFONE GROUP - ADR	900	22,536
WWCA	WESTERN WIRELESS - CL A*	2,800	51,408
WQNI	WORLDQUEST NETWORKS*	900	2,880

UTILITIES - 1.1%	791,466

AES	AES *	2,200	20,768
AYE	ALLEGHENY ENERGY*	2,300	29,348
ILA	AQUILA *	24,400	82,716
CPN	CALPINE*	12,900	62,049
ELP	CIA PARANAENSE - ADR*	9,200	43,884
SBS	CIA SANEAMENTO BASICO DE - ADR*	3,200	44,480
CMS	CMS ENERGY ION*	3,300	28,116
DUK	DUKE ENERGY	900	18,405
DYN	DYNEGY*	33,100	141,668
EP	EL PASO CORPORATION	1,900	15,561
ENI	ENERSIS - ADR*	3,100	22,816
KEP	KOREA ELECTRIC POWER - ADR	900	9,351

Semi-Annual Report - 33

marketocracy funds MASTERS 100 FUND

MGS	METROGAS - ADR*	2,300	14,812
NUI	NUI	1,400	22,568
RRI	RELIANT RESOURCES *	6,800	50,048
SEN	SEMCO ENERGY	4,600	22,540
SRP	SIERRA PACIFIC RESOURCES*	3,500	25,690
TE	TECO ENERGY	1,800	25,938
TRP	TRANSCANADA	1,000	21,510
WMB	WILLIAMS	7,700	75,614
XEL	XCEL ENERGY	800	13,584

CASH EQUIVALENTS - 11.0%	Par Value
U.S. BANCORP DEMAND NOTE	$7,663,853	7,663,853
(Cost $7,663,853)

TOTAL INVESTMENT SECURITIES - 100.1%	69,544,111
(Cost $60,308,446)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(51,300)

NET ASSETS - 100.0%	$69,492,811

* Non-income producing
ADR - American Depositary Receipts
CL - Class

See accompanying notes to the financial statements.
Semi-Annual Report - 34

marketocracy funds MASTERS 100 FUND

Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

ASSETS
Investment securities:
At acquisition cost	$60,308,446
At market value (Note 2)	$69,544,111
Cash	2,859
Interest and dividends receivable	58,116
Receivable for portfolio investments sold	1,387,490
Receivable for capital shares sold	348,086

TOTAL ASSETS	71,340,662
LIABILITIES
Payable for portfolio investments purchased	1,679,973
Payable for capital shares redeemed	58,728
Accrued expenses and other liabilities	109,150

TOTAL LIABILITIES	1,847,851

NET ASSETS	$69,492,811
Net assets consist of:
Paid in capital	$68,732,706
Accumulated net realized loss from security transactions	(8,475,560)
Net unrealized appreciation of investments	9,235,665

Net assets	$69,492,811
Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	5,334,278
Net asset value, offering price and redemption
price per share (Note 2)	$13.03

See accompanying notes to the financial statements.

Semi-Annual Report - 35

marketocracy funds MASTERS 100 FUND

Statement of Operations
Six Months Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME
Interest	$37,552
Dividends	169,635

TOTAL INVESTMENT INCOME	207,187
EXPENSES
Investment advisory fees (Note 4)	366,543
Administrative fees (Note 4)	109,963

TOTAL EXPENSES	476,506

NET INVESTMENT LOSS	(269,319)
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from transactions:	6,109,444
Net change in unrealized appreciation of investments:	4,435,269

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	10,544,713

NET INCREASE IN NET ASSETS FROM OPERATIONS	$10,275,394

See accompanying notes to the financial statements.
Semi-Annual Report - 36

marketocracy funds MASTERS 100 FUND

Statements of Changes in Net Assets
For the Periods Ended December 31, 2003 and June 30, 2003

	Six Months	Year
	Ended	Ended
	12/31/03	06/30/03
(Unaudited)
FROM OPERATIONS:

Net investment loss	$(269,319)	$(49,600)
Net realized gain (loss) from investments sold	6,109,444	(10,356,209)
Net change in unrealized appreciation on investments	4,435,269	14,045,164

Net increase in net assets resulting from operations	10,275,394	3,639,355

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	-
From realized gains	(4,184,498)	(8,060)

Decrease in net assets from distributions to shareholders	(4,184,498)	(8,060)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,898,599	22,445,998
Net asset value of shares issued to shareholders in reinvestment of distributions	3,937,807	7,967
Payments of shares redeemed	(5,511,574)	(10,368,206)
Shares issued in connection with the acquisition of Medical Specialists Fund assets	-	8,904,300

Net increase in net assets from capital share transactions	31,324,832	20,990,059

TOTAL INCREASE IN NET ASSETS	37,415,728	24,621,354

NET ASSETS:
Beginning of period	32,077,083	7,455,729

End of period	$69,492,811	$32,077,083
Capital Share Activity
Shares sold	2,565,349	2,308,426
Shares issued in reinvestment of distributions to shareholders	305,968	826
Shares redeemed	(439,109)	(1,068,573)
Shares issued in connection with the acquisition of Medical Specialists Fund	-	960,038

Net increase in shares outstanding	2,432,208	2,200,717
Shares outstanding, beginning of period	2,902,070	701,353

Shares outstanding, end of period	5,334,278	2,902,070

See accompanying notes to the financial statements.
Semi-Annual Report - 37

marketocracy funds MASTERS 100 FUND

Financial Highlights
Selected Per Share Data and Ratios For a Share of Capital Stock Outstanding Throughout Each Period

Six Months	Year	Period
Ended	Ended	Ended
12/31/03	6/30/03	6/30/02 (a)
(Unaudited)

Net asset value at beginning of period	$11.05	$10.63	$10.00

Income from Investment Operations:
Net investment loss	(0.04)	(0.02)	(0.02)
Net realized and unrealized gain on investments	2.92	0.45	0.65

Total from investment operations	2.88	0.43	0.63

Less distributions from:
Realized gains	(0.90)	(0.01)	-

Total distributions	(0.90)	(0.01)	-

Net asset value at end of period	$13.03	$11.05	$10.63

Total Return	26.15%(b)	4.00%	6.30%(b)
Net assets at end of period (millions)	$69.5	$32.1	$7.5

Ratio of expenses to average net assets:	1.95% (c)	1.95%	1.95% (c)
Ratio of net investment loss to average net assets:	(1.10)% (c)	(0.27)%	(0.63)% (c)
Portfolio turnover rate	206% (b)	368%	141% (b)

(a) Represents the period from the commencement of operations (November 5, 2001) through June 30, 2002
(b) Not annualized
(c) Annualized

See accompanying notes to the financial statements.
Semi-Annual Report - 38

marketocracy funds MASTERS 100 FUND

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2003 (Unaudited)

1. Organization

The Masters 100 Fund (the “Fund”) is a series of Marketocracy Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware business trust on July 14, 1999. The Masters 100 Fund commenced operations on November 5, 2001. The objective of the fund is as follows:

The Masters 100 Fund seeks capital appreciation by investing in common stocks of U.S. and foreign companies of any size.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation
Portfolio securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price. Portfolio securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Portfolio securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share Valuation
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share next calculated after the order is placed.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Semi-Annual Report - 39

marketocracy funds MASTERS 100 FUND

Federal Income Taxes
The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of June 30, 2003, the Fund’s most recently completed fiscal year, the Fund realized capital losses of $113,175 during the period November 1, 2002 through June 30, 2003, which are treated for federal income tax purposes as arising in the tax year ending June 30, 2004. At June 30, 2003, the Fund has an estimated capital loss carryforward of $2,900,000 from the acquired fund (Marketocracy Medical Specialists Fund) which is limited to approximately $400,000 each year through 2010 and expires in 2010, which may be used to offset future capital gains.

Other
Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Reclassifications are made within the net asset accounts for amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

Reclassification of Capital Accounts
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended June 30, 2003, the Fund decreased paid-in capital by $9,281,016, decreased accumulated net investment loss by $49,600 and decreased accumulated net realized loss from security transactions by $9,231,416, as a result of a net operating loss and the disallowance of the built-in losses for tax purposes. Net assets were not affected by this change.

3. Investment Transactions

The aggregate purchases and sales of securities (excluding short-term investments and short positions) for the six months ended December 31, 2003 are summarized below:

Purchases	$110,054,467
Sales	$87,626,837

There were no purchases or sales of long-term U.S. Government securities.

At December 31, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Unrealized appreciation	$10,650,536
Unrealized depreciation	($3,187,402)
Net unrealized appreciation on investments	$7,463,134

At December 31, 2003, the cost of investments for federal income tax purposes was $62,080,983. The difference between federal tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

40-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

4. Investment Advisory and Administration Agreements

Advisory Fees – The investment adviser for the Fund is Marketocracy Capital Management LLC (“MCM” or the “Adviser”). The Fund’s investments are managed by the Adviser pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund’s portfolio of investments and provides persons satisfactory to the Trust’s Board of Trustees to be responsible for the overall management and administration of the Trust, subject to the supervision of the Trust’s Board of Trustees. The Adviser is responsible for (1) the compensation of any of the Trust’s Trustees, officers and employees, (2) compensation of the Adviser’s personnel and payment of other expenses in connection with the provision of portfolio management services under the Fund’s Advisory Agreements, and (3) expenses of printing and distributing the Fund’s Prospectus and sales and advertising materials to prospective clients.

For the services provided by the Adviser under the Advisory Agreement, the Adviser received from the Fund management fees, computed and accrued daily and paid monthly, equal to 1.50% per annum of the Fund’s average daily net assets. The Advisory Agreement requires the Adviser to waive their management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund’s total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

Administration Fees – The Trust has entered into a separate contract with MCM wherein MCM is responsible for providing administrative and supervisory services to the Fund (the “Administration Agreement”). Under the Administration Agreement, MCM oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. MCM also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records, which are to be maintained pursuant to the 1940 Act.

Under the Administration Agreement, MCM is responsible for the equipment, staff, office space and facilities necessary to perform its obligations. MCM has also assumed responsibility for payment of all of the Fund’s operating expenses except for brokerage, commission and other investment-related expenses and any extraordinary and nonrecurring expenses.

For the services rendered by MCM under the Administration Agreement, MCM receives a fee at the annual rate of 0.45% of the respective Fund’s average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion, excluding certain investment related expenses.

MCM has retained U.S. Bancorp Fund Services, LLC (the Transfer Agent) to serve as the Fund’s sub-administrator, transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist MCM in providing executive, administrative and regulatory services to the Fund. MCM (not the Fund) pays the Transfer Agent’s fees for these services.

Semi-Annual Report - 41

marketocracy funds MASTERS 100 FUND

5. Distributions to Shareholders

On December 4, 2003, a capital gain distribution of $0.90 per share was declared for the Fund. The distribution was paid to shareholders of record on December 3, 2003.

The tax character of the distributions paid for the fiscal years ended 2002 and 2003 were as follows:

Distributions paid from:	2003	2002

Ordinary Income	$8,060	-
Long-Term Capital Gain	-	-

	$8,060	-

At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed realized gains	$1,567,059
Capital loss carryforward (see note 2)	(2,900,000)
Post-October losses	(113,175)
Unrealized appreciation	2,025,329

$579,213

6. Acquisition of Marketocracy MedicalSpecialists Fund

On February 28, 2003, the Marketocracy Masters 100 Fund acquired all the net assets of the Marketocracy Medical Specialists Fund pursuant to a plan of reorganization approved by the Marketocracy Medical Specialists Fund shareholders on February 17, 2003. The acquisition was accomplished by a federal income tax-free exchange of 960,038 shares of the Marketocracy Masters 100 Fund (valued at $8,904,300) for the 1,206,440 shares of the Marketocracy Medical Specialists Fund outstanding on February 28, 2003. The Marketocracy Medical Specialists Fund's net assets at that date ($8,904,300), including $9,281,016 of unrealized depreciation and $4,913,433 in accumulated net realized losses, were combined with those of the Marketocracy Masters 100 Fund. The aggregate net assets of the Marketocracy Masters 100 Fund and the Marketocracy Medical Specialists Fund immediately before the acquisition were $15,860,875 and $8,904,300, respectively.

The following table illustrates the specifics of the merger:

Acquired Fund	Acquiring Fund	Acquired Funds Net Assets	Shares Issued to Shareholders of Acquired Fund	Acquiring Fund Net Assets	Combined Net Assets	Federal Income Tax Status of Reorganization

Medical Specialists	Masters 100 Fund	$8,904,300	960,038	15,860,875	24,765,175	Non-taxable

42-Semi-Annual Report

marketocracy funds MASTERS 100 FUND

Proxy Voting

Information regarding how the Fund voted proxies relating to portfolio securities of the Fund during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Fund's website at http://funds.marketocracy.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities of the Fund are available on the Fund's website at http://funds.marketocracy.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

This report and the financial statements contained in it are provided for the general information of the shareholders of Marketocracy Funds. To obtain a prospectus containing more complete information about Marketocracy Funds, including fees and expenses, please call us at 888.884.8482, or visit funds.marketocracy.com.

Please read it carefully before you invest or send money.

Date of first use: 2-20-04

marketocracy funds MASTERS 100 FUND

Investment Adviser/Administrator
Marketocracy Capital Management LLC
26888 Almaden Court
Los Altos, CA 94022

Transfer Agent/Sub-Administrator
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(Toll-Free) 1-888-884-8482

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

Semi-Annual Report

MASTERS 100 FUND

  December 31, 2003

marketocracy Funds TECHNOLOGY PLUS FUND

Sign Up for Our Free Technology Plus Fund Tracker!

Updated monthly, this free report details the Fund's investing trends, including:

  Fund performance
  Portfolio statistics
  Commentary

Visit http://funds.marketocracy.com/tpf/ and sign up today!

marketocracy funds TECHNOLOGY PLUS FUND

Performance & Portfolio Discussion

Dear Shareholders,

The Technology Plus Fund ended 2003 with a cumulative 3-year return of 12.72%, 30.61 percentage points above the NASDAQ, which lost 17.89%. According to Bloomberg, the Fund was ranked number 2 for the past three year period ended December 31, 2003, out of 268 Technology sector Funds.

For the quarter ended December 31, 2003, the Technology Plus Fund returned 2.79%, compared to an increase of 12.29% for the NASDAQ Composite Index and a gain of 12.17% for the S&P 500 Index. For the year ended December 31, 2003, the Fund's return was more impressive; for the one-year period, the Fund returned 30.72%, compared to an increase of 50.77% for the NASDAQ Composite Index. The Fund's one-year return outperformed the S&P 500 Index, which gained 28.67% for the 12 months ended December 31, 2003.

As of December 31, 2003, the Technology Plus Fund's long investments1 were allocated among technology-related Growth and Small Cap companies that we believe will benefit from corporate spending during 2004. The Fund's Growth investments were weighted towards smaller companies, with nearly 49% of the portfolio falling into Small Cap Growth. In comparison, as of December 31, 2003 the NASDAQ Index was comprised of 89.8% Growth companies and 18.3% Small Cap Growth companies.

The combination of solid stock picking and hedging helped the Technology Plus Fund outperform its peers and the major market indices, with less risk. Above-market returns are usually accompanied by above-market risks. The Technology Plus Fund, however, delivered its returns while maintaining a beta 1 of 0.81 since inception compared to the NASDAQ Index's beta of 1.38 for the same period.

At year-end, the Fund was diversified across nine sectors 2 . The largest allocations were 23.5% to Communications Equipment & Services, 15.9% to Internet Software & Services, 13.1% to Networking Equipment, and 12.2% to Health Care Equipment. The five largest long stock positions were Netopia, Inc. (12.97% of net assets), Corillian (9.91% of net assets), Sonus Networks (8.62% of net assets),
Eagle Broadband (5.11% of net assets), and RF Micro Devices (4.61% of net assets).

Sincerely,
Ken Kam
Co-Portfolio Manager

Paul McEntire
Co-Portfolio Manager

1. Beta is a measure of an investment's relative volatility or risk. A beta of 1.00 indicates a level of risk that is equal to the market. A beta less than 1.00 implies less risk than for the market. A beta greater than 1.00 implies greater risk than for the market.
2. Portfolio holdings subject to change.

Semi-Annual Report - 1

marketocracy funds TECHNOLOGY PLUS FUND

Performance Summary

	CUMULATIVE RETURNS			AVG ANNUAL RETURNS

(As of December 31, 2003)	3 MOS	YTD	INCEPT [1]	1 YEAR	INCEPT [1]

Technology Plus Fund	2.79%	30.72%	12.72%	30.72%	4.06%

MARKET INDICES

DJIA [2]	13.39%	28.26%	3.09%	28.26%	1.02%

S&P 500 [3]	12.17%	28.67%	-11.66%	28.67%	-4.04%

NASDAQ [4]	12.29%	50.77%	-17.89%	50.77%	-6.34%

1. The Technology Plus Fund’s inception date is December 29, 2000.
2. Dow Jones Industrial Average is a price-weighted average of 30 selected blue-chip stocks.
3. Standard & Poors 500 Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange.
4. NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ (National Market & Small-Cap) stocks.

The above indices are unmanaged and cannot be invested in directly.

Returns assume reinvestment of dividends and distributions. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks out technology companies having superior growth potential, as well as over-valued technology stocks that the Fund can sell short. The Fund is subject to greater than average risks because of its concentration in technology-related companies generally and with respect to certain types of technology. Some of the special risks include substantial investments in technological research and development that may or may not be successful or potentially rapid obsolescence of products or technology. The Fund can also invest in small and medium sized companies, which are often more volatile and less liquid than larger, more established companies and therefore increase the volatility of the Fund’s portfolio. The Fund may also engage in short-selling and invest in futures and options, and is thus subject to greater investment risks than mutual funds that do not engage in such strategies.

To obtain a prospectus, call us at (888) 884-8482, or visit funds.marketocracy.com to download a prospectus. Please read it carefully before you invest.

Distributor: Rafferty Capital Markets LLC
2 -Semi-Annual Report

marketocracy funds TECHNOLOGY PLUS FUND

Fund Holdings by Industry* (Long Positions)

* Percent of Total Net Assets (cash net of liabilities in excess of other assets).

Portfolio holdings subject to change

Growth of $10,000

Semi-Annual Report - 3

marketocracy funds TECHNOLOGY PLUS FUND

4 -Semi-Annual Report

marketocracy funds FINANCIAL STATEMENTS

TECHNOLOGY PLUS FUND

Financial Statements as of
December 31, 2003 (Unaudited)

• Portfolio of Investments
• Statement of Assets & Liabilities
• Statement of Operations
• Statements of Changes in Net Assets
• Financial Highlights
• Financial Notes

Semi-Annual Report - 5

marketocracy funds TECHNOLOGY PLUS FUND
Portfolio of Investments
December 31, 2003 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%		$3,331,773
(Cost $3,198,261)

APPLICATION SOFTWARE - 10.4%		363,316
Epicor Software*	10,100	128,876
Magic Software Enterprises*	25,600	112,384
Siebel Systems*	8,800	122,056

COMMUNICATIONS EQUIPMENT & SERVICES - 23.5%		823,028
Eagle Broadband*	138,000	179,400
Finisar*	39,300	123,009
Juniper Networks*	5,600	104,608
Research in Motion*	1,700	113,611
Sonus Networks*	40,000	302,400

COMPUTER HARDWARE - 2.9%		101,474
Sun Microsystems*	22,600	101,474

ELECTRONIC EQUIPMENT MANUFACTURERS - 3.3%		114,629
Daktronics*	300	7,548
Taser International*	1,300	107,081

HEALTH CARE EQUIPMENT - 12.2%		427,905
ATS Medical*	32,067	129,871
Hologic*	9,300	161,169
Palomar Medical Technologies*	13,010	136,865

INTERNET SOFTWARE & SERVICES - 15.9%		559,070
Corillian*	55,100	347,681
Sohu.com*	3,900	117,039
Primus Knowledge Solutions*	15,000	94,350

NETWORKING EQUIPMENT - 13.1%		459,256
Netopia*	31,200	454,896
Network Engines*	1,000	4,360

SEMICONDUCTORS - 7.9%		278,055
NVIDIA *	5,000	116,250
RF Micro Devices*	16,100	161,805

SYSTEMS SOFTWARE - 5.8%		205,040
Evolving Systems*	7,755	103,142
Microsoft	3,700	101,898

6 -Semi-Annual Report

marketocracy funds TECHNOLOGY PLUS FUND

CASH EQUIVALENTS - 12.3%	Par Value
U.S. BANCORP DEMAND NOTE	$431,992	431,992
(Cost $431,992)

TOTAL INVESTMENT SECURITIES - 107.3%
(Cost $3,630,253)		3,763,765

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.3)%		(255,508)

NET ASSETS - 100.0%		$3,508,257

* Non-income producing

See accompanying notes to the financial statements.
Semi-Annual Report - 7

marketocracy funds TECHNOLOGY PLUS FUND

Portfolio of Securities Sold Short
December 31, 2003 (Unaudited)

Security Description	Shares	Value

Applied Materials	3,700	$83,065
Ask Jeeves	5,200	94,224
Asyst Technologies	13,800	239,430
Biovail	900	19,341
Cablevision Systems - Class A	9,500	222,205
Check Free	900	24,885
King Pharmaceuticals	900	13,734
Micron Technology	19,000	255,930
Palmone	5,300	62,275
Pixar	200	13,858
Qualcomm	300	16,179
Sepracor	700	16,751
Valuevision International	800	13,360
WebMD	1,800	16,182
Westwood One	400	13,684
Yahoo!	400	18,068
Total Securities Sold Short (Proceeds $1,066,461)		$1,123,171

See accompanying notes to the financial statements.

8 -Semi-Annual Report

marketocracy funds TECHNOLOGY PLUS FUND

Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

ASSETS
Investment securities:
At acquisition cost	$3,630,253
At market value (Note 2)	$3,763,765
Deposit with brokers for securities sold short	1,044,530
Receivable for capital shares sold	31,000
Receivable for portfolio investments sold	289,008
Interest and dividends receivable	260
TOTAL ASSETS	5,128,563

LIABILITIES
Securities sold short:
Proceeds	1,066,461
At market value	1,123,171
Payable for investments purchased	242,328
Payable for capital shares redeemed	249,153
Accrued expenses and other liabilities	5,654
TOTAL LIABILITIES	1,620,306

NET ASSETS	$3,508,257

Net assets consist of:
Paid in capital	$3,505,360
Accumulated net realized loss from security transactions	(73,905)
Net unrealized appreciation of investments	76,802
Net assets	$3,508,257

Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	328,361

Net asset value, offering price and redemption
price per share (Note 2)	$10.68

See accompanying notes to the financial statements.

Semi-Annual Report - 9

marketocracy funds TECHNOLOGY PLUS FUND

Statement of Operations
Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME
Dividends	$1,736
TOTAL INVESTMENT INCOME	1,736

EXPENSES
Investment advisory fees (Note 4)	17,528
Administrative fees (Note 4)	5,259
Margin Interest	55
TOTAL EXPENSES	22,842

NET INVESTMENT LOSS	(21,106)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (losses) from:
Long transactions	480,831
Short transactions	(26,918)
Option transactions	(24,415)
Net change in unrealized appreciation (depreciation) of:
Investments	(186,776)
Short positions	17,620
Options	(10,596)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	249,746

NET INCREASE IN NET ASSETS FROM OPERATIONS	$228,640

See accompanying notes to the financial statements.

10 -Semi-Annual Report

marketocracy funds TECHNOLOGY PLUS FUND

Statements of Changes in Net Assets
For the Periods Ended December 31, 2003 and June 30, 2003

	Six Months	Year
	Ended	Ended
	12/31/03	6/30/03
	(Unaudited)
FROM OPERATIONS:
Net investment loss	$(21,106)	$(23,697)
Net realized gain (loss) from investments sold and securities sold short	429,498	(227,059)
Net change in unrealized appreciation (depreciation) on investments, short positions and options	(179,752)	336,144
Net increase in net assets resulting from operations	228,640	85,388

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	-
From realized gains	(133,379)	-
Decrease in net assets from distributions to shareholders	(133,379)	-

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,724,300	2,378,890
Net asset value of shares issued to shareholders in reinvestment of distributions	131,551	-
Payments of shares redeemed	(1,103,676)	(2,011,456)
Net increase in net assets from capital share transactions	1,752,175	367,434

TOTAL INCREASE IN NET ASSETS	1,847,436	452,822

NET ASSETS:
Beginning of period	1,660,821	1,207,999
End of period	$3,508,257	$1,660,821

Capital Share Activity
Shares sold	247,412	283,320
Shares issued in reinvestment of distributions to shareholders	12,091	-
Shares redeemed	(106,400)	(245,455)
Net increase in shares outstanding	153,103	37,865
Shares outstanding, beginning of period	175,258	137,393
Shares outstanding, end of period	328,361	175,258

See accompanying notes to the financial statements.
Semi-Annual Report - 11

marketocracy funds TECHNOLOGY PLUS FUND

Financial Highlights
Selected Per Share Data and Ratios For a Share of Capital Stock
Outstanding Throughout Each Period

	Six Months		Year		Year	Period
	Ended		Ended		Ended	Ended
	12/31/03		6/30/03		6/30/02	6/30/01 (a)
	(Unaudited)
Net asset value at beginning of period	$9.48		$8.79		$10.53	$10.00

Income from Investment Operations:
Net investment loss	(0.10)		(0.14)		(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	1.74		0.83		(1.51)	0.57
Total from investment operations	1.64		0.69		(1.60)	0.53

Less distributions from:
Realized gains	(0.44)		-		(0.14)	-
Total distributions	(0.44)		-		(0.14)	-

Net asset value at end of period	$10.68		$9.48		$8.79	$10.53

Total Return	17.21	% (b)	7.85%		(15.32)%	5.30	% (b)

Net assets at end of period (millions)	$3.5		$1.7		$1.2	$0.4

Ratio of expenses to average net assets:	1.95	% (e)	1.95	% (d)	1.95%	1.95	% (c)
Ratio of net investment loss to average net assets:	(1.80	%(c) )	(1.75)%		(1.77)%	(0.77	%(c) )
Portfolio turnover rate	350	% (b)	289%		77%	25	% (b)

(a)  Represents the period from the commencement of operations (December 29, 2000) through June 30, 2001.
(b)  Not annualized.
(c)  Annualized.
(d)  The ratio of expenses to average net assets excluded dividends on short positions. The ratio including dividends on short positions for the year ended June 30, 2003 was .98%.
(e)  The ratio of expenses to average net assets included margin interest on short positions. The ratio including margin interest on short positions for the 6 months ended December 31, 2003 was 1.96%.

See accompanying notes to the financial statements.

12 -Semi-Annual Report

marketocracy funds TECHNOLOGY PLUS FUND

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2003 (Unaudited)

1. Organization

The Technology Plus Fund (the “Fund”) is a series of Marketocracy Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware business trust on July 14, 1999. The Technology Plus Fund commenced operations on December 29, 2000. The objective of the fund is as follows:

The Technology Plus Fund seeks capital appreciation by investing in common stocks of technology-related companies of any size, primarily in the U.S. As an added “plus”, the Fund may sell securities short to reduce market risks and improve long term returns.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation
Portfolio securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price. Portfolio securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Portfolio securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share Valuation
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share next calculated after the order is placed.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Semi-Annual Report - 13

marketocracy funds TECHNOLOGY PLUS FUND

Federal Income Taxes
The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of June 30, 2003, the Fund’s most recently completed fiscal year end, the Fund realized capital losses of $120,374 during the period from November 1, 2002 through June 30, 2003, which are treated for federal income tax purposes as arising in the tax year ending June 30, 2004. At June 30, 2003, the Fund has a capital loss carryover of $236,673, of which $40,131 expires in 2010 and $196,542 expires in 2011, which may be used to offset future capital gains.

Options Transactions
When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

Short Sales
The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells securities short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain limited to the difference between the price at which the Fund sold the security short and the price the Fund pays to purchase the security to terminate the short sale, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Technology Plus Fund is required by the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. For the six months ended December 31, 2003, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $1,061,646 and $1,536,066, respectively.

Other
Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Reclassifications are made within the net asset accounts for amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

Reclassification of Capital Accounts
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended June 30, 2003, the Fund decreased paid-in capital and increased accumulated net investment loss by $23,697. As a result of a net operating loss, net assets were not affected by this change.

14 -Semi-Annual Report

marketocracy funds TECHNOLOGY PLUS FUND
3. Investment Transactions

The aggregate purchases and sales of securities (excluding short-term investments and short positions) for the six months ended December 31, 2003 are summarized below:

Purchases	$11,612,410
Sales	$10,200,804

There were no purchases or sales of long-term U.S. Government securities.

At December 31, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Unrealized appreciation	$257,073
Unrealized depreciation	($203,146)
Net unrealized appreciation on investments	$53,927

At December 31, 2003, the cost of investments for federal income tax purposes, excluding short positions, was $3,653,130. The difference between federal tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

4. Investment Advisory and Administration Agreements

Advisory Fees – The investment adviser for the Fund is Marketocracy Capital Management LLC (“MCM” or the “Adviser”). The Fund’s investments are managed by the Adviser pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund’s portfolio of investments and provides persons satisfactory to the Trust’s Board of Trustees to be responsible for the overall management and administration of the Fund, subject to the supervision of the Trust’s Board of Trustees. The Adviser is responsible for (1) the compensation of any of the Trust’s Trustees, officers and employees, (2) compensation of the Adviser’s personnel and payment of other expenses in connection with the provision of portfolio management services under the Fund’s Advisory Agreement, and (3) expenses of printing and distributing the Fund’s Prospectus and sales and advertising materials to prospective clients.

For the services provided by the Adviser under the Advisory Agreement, the Adviser received from the Fund management fees, computed and accrued daily and paid monthly, equal to 1.50% per annum of the Fund’s average daily net assets. The Advisory Agreements require the Adviser to waive its management fees and, if necessary, reimburse expenses of a Fund to the extent necessary to limit the Fund’s total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion, except with respect to the costs of dividends on securities sold short. From the management fees received, MCM pays the subadviser to the Technology Plus Fund, Skye Investment Advisors LLC.

Semi-Annual Report - 15

marketocracy funds TECHNOLOGY PLUS FUND

Administration Fees – The Trust has entered into a separate contract with MCM wherein MCM is responsible for providing administrative and supervisory services to the Fund (the “Administration Agreement”). Under the Administration Agreement, MCM oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. MCM also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records, which are to be maintained pursuant to the 1940 Act.

Under the Administration Agreements, MCM is responsible for the equipment, staff, office space and facilities necessary to perform its obligations. MCM has also assumed responsibility for payment of all of the Fund’s operating expenses except for brokerage, commissions and other investment-related expenses, dividends for securities sold short, and any extraordinary and nonrecurring expenses.

For the services rendered by MCM under the Administration Agreement, MCM receives a fee at the annual rate of 0.45% of the Fund’s average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion, excluding expenses for securities sold short.

MCM has retained U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) to serve as the Fund’s sub-administrator, transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist MCM in providing executive, administrative and regulatory services to the Fund. MCM (not the Fund) pays the Transfer Agent’s fees for these services.

5. Distributions to Shareholders

On December 4, 2003, a capital gain distribution of $0.44 per share was declared for the Fund. The distribution was paid to shareholders of record on December 3, 2003.

The tax character of the distributions paid for the fiscal years ended 2003 and 2002 were as follows:

Distributions paid from:	2003	2002
Ordinary Income	-	$7,123
Long-Term Capital Gain	-	-
	-	$7,123

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Capital loss carryforward	$(236,673)
Unrealized appreciation	121,827
$(114,846)

16 -Semi-Annual Report

marketocracy funds TECHNOLOGY PLUS FUND

6. Options

Transactions in options written for the six months ended December 31, 2003, were as follows:

Call Options Written	Number of Contracts	Premiums Received
Balance at June 30, 2003	13,400	$36,126
Opened	2,600	11,401
Expired	-	-
Exercised	(5,700)	(16,492)
Closed	(10,300)	(31,035)
Options outstanding at December 31, 2003	-	$-

Semi-Annual Report - 17

marketocracy funds TECHNOLOGY PLUS FUND

18 -Semi-Annual Report

marketocracy funds TECHNOLOGY PLUS FUND

Proxy Voting
Information regarding how the Fund voted proxies relating to portfolio securities of the Fund during the 12 month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Fund's website at http://funds.marketocracy.com and on the Securities and Exchange Commissions website at http://www.sec.gov.

The policies and Proceedures that the fund uses to determine how to vote proxies relating to portfolio securities of the fund are available on the Funds's website at http://funds.marketocracy.com and on the Securities and Exchange Commissions website at http://www.sec.gov.

This report and the financial statements contained in it are provided for the general information of the shareholders of Marketocracy Funds. To obtain a prospectus containing more complete information about Marketocracy Funds, Including fees and expenses, please call us at 888.884.8482, or visit funds.marketocracy.com

Please read it carefully before you invest or send money.
Date of first use: 2-20-04

marketocracy funds TECHNOLOGY PLUS FUND

Investment Adviser/Administrator
Marcketocracy Capital Management LLC
26888 Almaden Court
Los Altos, CA 94022

Sub-Adviser
Skye Investment Advisors, LLC
2825 El Camino Real
Redwood City, CA 94061

Transfer Agent/Sub-Administrator
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(Toll-Free) 1-888-884-8482

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses .

Item 10. Exhibits.

Any code of ethics or amendment thereto.

Not applicable for semi-annual reports.

(a)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)    Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Marketocracy Funds

By (Signature and Title)   /s/ Kendrik W. Kam
       Kendrick W. Kam, President and Treasurer

Date 2/17/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kendrik W. Kam
       Kendrick W. Kam, President and Treasurer

Date  2/17/04